UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2022

Date of reporting period:	January 1, 2022 – June 30, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

August 10, 2022

Dear Shareholder:

Financial markets are reminding us that the journey to long-term returns often involves weathering periods of heightened volatility. Both stocks and bonds have experienced sharp declines in the first half of 2022. Inflation has shaken consumer confidence, while higher interest rates are helping to slow the U.S. economy. Globally, the Russia-Ukraine War, supply chain disruptions, and China’s continued deceleration could prolong market volatility.

While this difficult environment may test investors’ patience, you can be confident that Putnam portfolio managers are actively working for you. They are assessing risks while researching new and attractive investment opportunities for your fund.

We also have changes to the Board of Trustees to announce. In July 2022, we welcomed Jennifer Williams Murphy and Marie Pillai as new Trustees. Both have a wealth of investment advisory and executive management experience. We also want to thank our Trustees who retired from the Board on June 30, 2022: Paul Joskow served with us since 1997, and Ravi Akhoury joined the Board in 2009. We wish them well.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/22)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value June 30, 2022

Class IA: $8.82	Class IB: $8.72

Annualized total return at net asset value (as of 6/30/22)

			Bloomberg
	Class IA shares	Class IB shares	U.S. Aggregate
	(2/1/88)	(4/30/98)	Bond Index
6 months	–10.23%	–10.42%	–10.35%
1 year	–12.09	–12.30	–10.29
5 years	0.85	0.59	0.88
10 years	2.32	2.06	1.54
Life of fund	5.61	5.39	5.49

Returns for periods of less than one year are not annualized.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated BBB or higher is considered investment grade. This table reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Cash and net other assets, if any, represents the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.  Data in the table reflect a new calculation methodology put into effect on 6/30/22.

Putnam VT Income Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/22 to 6/30/22. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/21	0.57%	0.82%
Annualized expense ratio for the six-month
period ended 6/30/22*	0.63%	0.88%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Includes one-time annualized proxy cost of 0.03%.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/22		ended 6/30/22
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.96	$4.14	$3.16	$4.41
Ending value
(after
expenses)	$897.70	$895.80	$1,021.67	$1,020.43

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/22. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

2 Putnam VT Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

The fund’s portfolio 6/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (98.3%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.5%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$395,404	$411,356
4.70%, with due dates from 5/20/67 to 8/20/67	156,130	159,097
4.645%, 6/20/67	54,099	55,003
4.50%, 3/20/67	64,585	65,642
4.50%, TBA, 7/1/51	1,000,000	1,014,535
4.50%, 5/20/48	126,381	129,890
4.00%, with due dates from 2/20/48 to 5/20/48	732,037	735,461
3.50%, TBA, 7/1/52	6,000,000	5,827,483
3.50%, with due dates from
11/15/47 to 11/20/49	1,927,463	1,887,411
3.00%, TBA, 7/1/52	1,000,000	942,226
		11,228,104
U.S. Government Agency Mortgage Obligations (91.8%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	347,783	358,345
4.00%, 9/1/45	402,812	405,138
3.50%, with due dates from 8/1/43 to 2/1/47	1,420,448	1,393,605
3.00%, with due dates from 3/1/43 to 6/1/46	688,361	655,845
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 3/1/38	4,156	4,364
4.50%, with due dates from 7/1/44 to 5/1/45	605,431	621,984
4.00%, with due dates from 9/1/45 to 6/1/46	628,401	631,598
3.50%, with due dates from 6/1/56 to 9/1/57	2,396,913	2,320,913
3.50%, with due dates from 7/1/43 to 1/1/47	691,222	676,969
3.00%, with due dates from 9/1/42 to 3/1/47	2,679,989	2,552,070
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/52	1,000,000	1,043,075
5.50%, TBA, 8/1/52	8,000,000	8,221,020
5.00%, TBA, 8/1/52	32,000,000	32,548,742
5.00%, TBA, 7/1/52	21,000,000	21,423,276
4.50%, TBA, 8/1/52	30,000,000	30,045,708
4.50%, TBA, 7/1/52	26,000,000	26,095,472
4.00%, TBA, 8/1/52	7,000,000	6,887,614
4.00%, TBA, 7/1/52	9,000,000	8,872,027
3.00%, TBA, 8/1/52	12,000,000	11,154,367
2.00%, TBA, 8/1/52	3,000,000	2,600,109
		158,512,241
Total U.S. government and agency mortgage obligations
(cost $169,336,818)		$169,740,345

	Principal
U.S. TREASURY OBLIGATIONS (0.2%)*	amount	Value

U.S. Treasury Notes 0.25%, 9/30/25 [i]	$407,000	$372,014
Total U.S. treasury obligations (cost $372,014)		$372,014

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)*	amount	Value

Agency collateralized mortgage obligations (13.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024
x ICE LIBOR USD 1 Month) + 25.79%),
20.465%, 4/15/37	$93,886	$146,463
REMICs IFB Ser. 2976, Class LC, ((-3.667
x ICE LIBOR USD 1 Month) + 24.42%),
19.565%, 5/15/35	15,707	21,205

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3072, Class SM, ((-3.667
x ICE LIBOR USD 1 Month) + 23.80%),
18.942%, 11/15/35	$67,580	$102,722
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR
USD 1 Month) + 19.86%), 15.888%, 3/15/35	125,172	158,969
REMICs IFB Ser. 2990, Class LB, ((-2.556
x ICE LIBOR USD 1 Month) + 16.95%),
13.562%, 6/15/34	29,043	31,367
REMICs IFB Ser. 4738, Class QS, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.20%),
4.876%, 12/15/47	911,872	141,494
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 4.726%, 6/15/42	3,943,497	271,614
REMICs IFB Ser. 3852, Class NT, ((-1 x ICE LIBOR
USD 1 Month) + 6.00%), 4.676%, 5/15/41	100,384	91,716
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	2,351,844	446,295
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	245,562	27,552
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	162,442	31,084
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	97,432	6,874
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 4.426%, 1/25/50	4,810,596	618,933
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 4.426%, 9/25/49	590,360	75,587
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	1,761,115	334,612
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	3,642,182	656,503
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	492,345	89,447
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x ICE
LIBOR USD 1 Month) + 5.60%), 3.976%, 2/25/49	2,037,209	162,019
REMICs Ser. 5140, Class BI, IO, 3.50%, 9/25/51	4,010,168	766,650
REMICs Ser. 5070, Class AI, IO, 3.50%, 2/25/51	4,081,850	779,902
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	4,753,664	910,500
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	481,455	73,929
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	504,586	63,155
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,011,722	77,225
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,042,138	74,549
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	364,658	25,198
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	243,679	25,302
REMICs Ser. 5118, Class NI, IO, 2.00%, 2/25/51	4,021,644	558,066
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,302	1,956
REMICs Ser. 3391, PO, zero %, 4/15/37	15,398	13,550
REMICs Ser. 3175, Class MO, PO,
zero %, 6/15/36	3,071	2,733
REMICs Ser. 3210, PO, zero %, 5/15/36	2,591	2,462
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD
1 Month + 0.00%), zero %, 2/15/36	4,489	3,951
Strips Ser. 315, PO, zero %, 9/15/43	982,001	772,261
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR
USD 1 Month) + 39.90%), 30.159%, 7/25/36	53,176	98,376
REMICs IFB Ser. 06-8, Class HP, ((-3.667
x ICE LIBOR USD 1 Month) + 24.57%),
18.614%, 3/25/36	76,082	91,364
REMICs IFB Ser. 07-53, Class SP, ((-3.667
x ICE LIBOR USD 1 Month) + 24.20%),
18.247%, 6/25/37	50,505	79,798
REMICs IFB Ser. 05-106, Class JC, ((-3.101
x ICE LIBOR USD 1 Month) + 20.12%),
15.09%, 12/25/35	70,826	95,614
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR
USD 1 Month) + 12.90%), 9.653%, 5/25/40	57,975	66,296
REMICs Ser. 20-93, Class WI, IO, 5.00%, 6/25/50	3,694,821	782,120

4 Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	$1,016,052	$171,477
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.40%), 4.776%, 4/25/40	311,123	43,327
REMICs IFB Ser. 20-70, Class SD, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.25%),
4.626%, 10/25/50	5,954,237	889,206
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.15%), 4.526%, 1/25/48	1,213,546	182,518
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 4.476%, 2/25/49	2,781,897	287,982
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 4.476%, 1/25/49	644,325	53,761
REMICs IFB Ser. 16-91, Class AS, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.10%),
4.476%, 12/25/46	1,464,067	137,593
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 4.426%, 3/25/50	1,166,910	158,035
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 4.426%, 3/25/46	2,259,084	312,793
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	2,921,565	592,333
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	29,508	388
REMICs Ser. 12-124, Class UI, IO,
4.00%, 11/25/42	1,162,692	206,481
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	116,459	3,055
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	156,200	7,105
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	2,050,233	376,438
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	253,022	40,175
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	310,344	39,336
REMICs Ser. 12-144, Class KI, IO,
3.00%, 11/25/42	932,831	74,507
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	257,566	11,188
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	203,162	5,255
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	59,688	490
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	111,589	1,420
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	351,576	6,586
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	1,714,834	284,817
Interest Strip Ser. 372, Class 1, PO,
zero %, 8/25/36	9,427	7,903
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	391,872	55,352
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	359,412	72,457
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	20,731	3,040
Ser. 14-180, IO, 5.00%, 12/20/44	1,004,296	203,962
Ser. 14-76, IO, 5.00%, 5/20/44	292,944	56,450
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	243,125	51,980
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	2,165	160
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	154,319	31,753
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,241,145	262,974
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	653,873	131,206
IFB Ser. 14-131, Class BS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.20%), 4.691%, 9/16/44	729,607	135,691
IFB Ser. 12-149, Class GS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.20%), 4.605%, 12/20/42	1,283,660	146,568
IFB Ser. 19-123, Class SL, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 4.555%, 10/20/49	1,377,262	118,965
IFB Ser. 18-168, Class KS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 4.555%, 12/20/48	1,348,425	166,920
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 4.555%, 9/20/43	180,592	20,494
IFB Ser. 19-119, Class KS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.05%), 4.541%, 9/16/49	1,449,487	275,272

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 4.505%, 3/20/50	$1,095,208	$145,447
IFB Ser. 20-11, Class SY, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 4.505%, 1/20/50	896,037	95,276
IFB Ser. 19-83, Class JS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 4.505%, 7/20/49	1,063,434	115,936
IFB Ser. 19-83, Class SW, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.10%), 4.505%, 7/20/49	1,090,856	121,358
IFB Ser. 19-20, Class SB, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 4.505%, 2/20/49	1,169,655	145,260
IFB Ser. 18-155, Class SE, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.10%), 4.505%, 11/20/48	720,482	77,185
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	462,334	87,737
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	78,548	5,575
Ser. 12-129, IO, 4.50%, 11/16/42	328,365	62,645
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	228,495	40,013
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	224,565	42,420
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	336,822	63,009
IFB Ser. 20-55, Class SA, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 4/20/50	2,038,535	218,511
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 2/20/50	51,427	4,723
IFB Ser. 20-18, Class GS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 2/20/50	3,352,631	439,962
IFB Ser. 19-44, Class SA, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 4/20/49	991,607	96,826
IFB Ser. 19-21, Class SJ, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 2/20/49	648,507	68,807
IFB Ser. 11-17, Class S, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 4.455%, 2/20/41	725,083	90,474
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.00%), 4.405%, 10/20/49	149,240	26,603
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	919,583	150,577
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	628,072	105,328
Ser. 15-94, IO, 4.00%, 7/20/45	156,382	30,667
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	42,524	4,587
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	829,153	163,343
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	417,673	28,557
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	821,442	139,409
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	208,583	17,289
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	490,352	84,174
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,779,264	312,065
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	229,376	23,594
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,450,583	229,946
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	179,284	20,478
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	131,070	15,790
Ser. 12-136, IO, 3.50%, 11/20/42	740,072	109,606
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	541,862	89,581
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	457,079	30,702
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	363,312	27,357
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	130,720	810
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	676,480	40,460
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	5,705,204	860,906
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	2,522,570	395,539
Ser. 17-H18, Class CI, IO, 2.582%, 9/20/67 W	1,593,725	119,213
Ser. 17-H14, Class EI, IO, 2.58%, 6/20/67 W	3,292,487	129,367
Ser. 21-107, Class QI, IO, 2.50%, 6/20/51	4,191,996	640,633
Ser. 15-H13, Class AI, IO, 2.444%, 6/20/65 W	2,524,536	107,485
Ser. 16-H27, Class BI, IO, 2.401%, 12/20/66 W	936,998	44,051

Putnam VT Income Fund 5

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H11, Class HI, IO, 2.092%, 1/20/66 W	$2,213,767	$89,993
Ser. 19-H02, Class DI, IO, 1.998%, 11/20/68 W	2,723,241	130,505
Ser. 15-H15, Class JI, IO, 1.966%, 6/20/65 W	1,310,405	74,562
Ser. 17-H08, Class NI, IO, 1.955%, 3/20/67 W	2,316,337	106,551
Ser. 16-H23, Class MI, IO, 1.922%, 10/20/66 W	7,329,905	295,354
Ser. 17-H09, Class DI, IO, 1.913%, 3/20/67 W	2,149,672	108,475
Ser. 15-H12, Class AI, IO, 1.867%, 5/20/65 W	1,991,988	98,603
FRB Ser. 15-H16, Class XI, IO, 1.867%, 7/20/65 W	1,053,376	54,249
Ser. 15-H20, Class AI, IO, 1.829%, 8/20/65 W	1,014,038	49,586
Ser. 15-H10, Class CI, IO, 1.816%, 4/20/65 W	1,234,930	66,563
Ser. 16-H23, Class NI, IO, 1.809%, 10/20/66 W	4,283,135	173,039
Ser. 15-H12, Class GI, IO, 1.806%, 5/20/65 W	2,149,804	110,715
Ser. 15-H12, Class EI, IO, 1.713%, 4/20/65 W	2,557,260	117,890
Ser. 16-H14, IO, 1.685%, 6/20/66 W	2,570,625	100,625
Ser. 16-H24, Class JI, IO, 1.679%, 11/20/66 W	881,500	46,367
Ser. 15-H09, Class BI, IO, 1.675%, 3/20/65 W	1,387,446	57,618
Ser. 17-H10, Class MI, IO, 1.623%, 4/20/67 W	2,318,335	97,602
Ser. 15-H25, Class AI, IO, 1.619%, 9/20/65 W	2,089,026	88,992
Ser. 15-H01, Class CI, IO, 1.581%, 12/20/64 W	1,257,497	29,334
Ser. 15-H28, Class DI, IO, 1.573%, 8/20/65 W	1,551,146	64,199
Ser. 15-H17, Class CI, IO, 1.567%, 6/20/65 W	1,516,532	29,798
Ser. 14-H11, Class GI, IO, 1.503%, 6/20/64 W	4,142,563	174,568
Ser. 14-H07, Class BI, IO, 1.478%, 5/20/64 W	4,024,868	178,720
Ser. 10-H19, Class GI, IO, 1.414%, 8/20/60 W	1,846,239	64,142
Ser. 15-H25, Class CI, IO, 1.392%, 10/20/65 W	1,546,291	53,811
Ser. 16-H04, Class KI, IO, 1.32%, 2/20/66 W	1,913,680	42,340
Ser. 17-H12, Class QI, IO, 1.294%, 5/20/67 W	1,889,777	92,508
Ser. 16-H02, Class HI, IO, 1.271%, 1/20/66 W	4,778,100	121,842
Ser. 15-H04, Class AI, IO, 1.214%, 12/20/64 W	2,043,829	55,723
		23,050,381
Commercial mortgage-backed securities (17.2%)
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.486%, 9/15/48 W	285,000	274,507
FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49 W	55,106	—
Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B, 5.665%,
11/10/42 (In default) † W	399,820	219,901
BANK FRB Ser. 18-BN13, Class XA, IO,
0.643%, 8/15/61 W	7,891,639	161,163
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E,
2.00%, 7/15/54	247,000	156,029
Bear Stearns Commercial Mortgage Securities
Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	5,243	5,190
Benchmark Mortgage Trust 144A Ser. 19-B13,
Class D, 2.50%, 8/15/57	185,000	133,574
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	72,758	74,221
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	597,000	510,435
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48 W	585,000	552,599
FRB Ser. 14-GC19, Class XA, IO,
1.283%, 3/10/47 W	8,959,907	123,584
FRB Ser. 13-GC17, Class XA, IO,
1.148%, 11/10/46 W	3,442,233	33,943
FRB Ser. 14-GC23, Class XA, IO,
1.058%, 7/10/47 W	16,277,216	253,750
Citigroup Commercial Mortgage Trust 144A
Ser. 12-GC8, Class B, 4.285%, 9/10/45	720,000	710,550
FRB Ser. 12-GC8, Class XA, IO, 1.475%, 9/10/45 W	725,163	7

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 5.113%, 3/10/47 W	$224,000	$218,487
FRB Ser. 14-CR17, Class C, 4.943%, 5/10/47 W	912,000	883,477
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	193,661	193,373
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47 W	283,000	268,770
FRB Ser. 18-COR3, Class C, 4.712%, 5/10/51 W	594,000	542,539
FRB Ser. 14-UBS6, Class C, 4.588%, 12/10/47 W	83,000	79,676
FRB Ser. 15-CR23, Class C, 4.428%, 5/10/48 W	293,000	277,529
Ser. 12-CR2, Class B, 4.393%, 8/15/45	305,000	304,514
FRB Ser. 14-LC15, Class XA, IO,
1.222%, 4/10/47 W	4,519,429	60,560
FRB Ser. 14-CR19, Class XA, IO,
1.093%, 8/10/47 W	4,301,104	66,739
FRB Ser. 13-CR11, Class XA, IO,
1.069%, 8/10/50 W	7,833,169	61,451
FRB Ser. 15-CR23, Class XA, IO,
1.018%, 5/10/48 W	4,693,653	86,854
FRB Ser. 14-UBS6, Class XA, IO,
1.001%, 12/10/47 W	7,544,536	120,252
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.458%, 5/15/45 W	115,000	99,521
FRB Ser. 13-CR13, Class D, 5.041%, 11/10/46 W	389,000	363,741
FRB Ser. 13-CR13, Class E, 5.041%, 11/10/46 W	123,000	104,459
FRB Ser. 14-CR17, Class D, 5.007%, 5/10/47 W	198,000	176,914
FRB Ser. 14-CR19, Class D, 4.854%, 8/10/47 W	178,000	165,104
FRB Ser. 13-CR6, Class D, 4.222%, 3/10/46 W	205,000	199,315
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	230,448
Ser. 17-COR2, Class D, 3.00%, 9/10/50	327,000	263,533
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49 W	3,121,700	1
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.402%, 4/15/50 W	262,000	233,202
FRB Ser. 15-C3, Class XA, IO, 0.837%, 8/15/48 W	14,488,427	243,736
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.902%, 4/15/50 W	502,000	362,832
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO,
0.86%, 12/15/49 W	5,958,531	145,984
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.549%, 8/10/44 W	293,191	279,792
FREMF Mortgage Trust 144A FRB Ser. 19-KF65,
Class B, (ICE LIBOR USD 1 Month + 2.40%),
3.52%, 7/25/29	182,553	172,138
FS Rialto Issuer, LLC 144A FRB Ser. 22-FL5,
Class D, (CME TERM SOFR 1 Month + 4.82%),
5.718%, 6/19/37	168,000	163,800
GS Mortgage Securities Corp. II FRB
Ser. 18-GS10, Class C, 4.555%, 7/10/51 W	283,000	276,355
GS Mortgage Securities Corp., II FRB
Ser. 13-GC10, Class XA, IO, 1.606%, 2/10/46 W	5,353,133	24,503
GS Mortgage Securities Corp., II 144A
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	339,000	335,326
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.226%, 1/10/47 W	584,000	428,747
Ser. 13-GC12, Class B, 3.777%, 6/10/46 W	549,000	543,909
FRB Ser. 13-GC12, Class XA, IO,
1.52%, 6/10/46 W	3,390,680	21,670
FRB Ser. 14-GC18, Class XA, IO,
1.203%, 1/10/47 W	4,553,535	55,098
FRB Ser. 14-GC22, Class XA, IO,
1.096%, 6/10/47 W	13,530,718	163,178
FRB Ser. 15-GS1, Class XA, IO,
0.906%, 11/10/48 W	19,555,842	456,062

6 Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust
FRB Ser. 13-GC13, Class XA, IO,
0.089%, 7/10/46 W	$103,422,655	$46,644
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.566%, 8/10/43 W	621,000	461,611
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47 W	510,000	353,582
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	481,000	477,203
FRB Ser. 11-GC5, Class XA, IO,
0.093%, 8/10/44 W	916,399	9
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.358%, 11/15/45 W	246,000	244,807
FRB Ser. 14-C22, Class C, 4.702%, 9/15/47 W	287,000	265,433
FRB Ser. 13-C12, Class C, 4.232%, 7/15/45 W	256,000	249,494
FRB Ser. 14-C25, Class XA, IO,
0.967%, 11/15/47 W	2,908,111	45,753
FRB Ser. 14-C22, Class XA, IO, 0.965%, 9/15/47 W	9,624,228	127,139
FRB Ser. 13-C17, Class XA, IO, 0.878%, 1/15/47 W	2,380,152	19,433
JPMBB Commercial Mortgage
Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.699%, 8/15/46 W	441,000	332,580
FRB Ser. C14, Class D, 4.699%, 8/15/46 W	715,000	404,702
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	288,221
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	273,573	251,128
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	282,675
FRB Ser. 12-LC9, Class XA, IO, 1.53%, 12/15/47 W	2,616,529	7,152
FRB Ser. 13-LC11, Class XA, IO, 1.36%, 4/15/46 W	3,207,162	19,733
FRB Ser. 13-C16, Class XA, IO,
1.016%, 12/15/46 W	4,166,455	34,329
JPMorgan Chase Commercial Mortgage
Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.708%, 2/15/46 W	148,000	107,982
FRB Ser. 11-C3, Class F, 5.708%, 2/15/46 W	635,000	93,602
FRB Ser. 12-C6, Class E, 5.114%, 5/15/45 W	288,000	213,322
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	369,291	354,025
FRB Ser. 12-C8, Class D, 4.982%, 10/15/45 W	448,000	441,181
FRB Ser. 12-C8, Class C, 4.933%, 10/15/45 W	601,000	596,182
FRB Ser. 12-LC9, Class D, 4.509%, 12/15/47 W	127,000	124,232
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	315,304
FRB Ser. 21-1MEM, Class D, 2.742%, 10/9/42 W	650,000	498,349
FRB Ser. 21-1MEM, Class E, 2.742%, 10/9/42 W	250,000	185,652
Ladder Capital Commercial Mortgage Trust 144A
FRB Ser. 17-LC26, Class XA, IO, 1.672%, 7/12/50 W	4,893,665	282,820
Morgan Stanley Bank of America Merrill
Lynch Trust
FRB Ser. 14-C14, Class C, 5.212%, 2/15/47 W	208,000	206,334
FRB Ser. 15-C27, Class C, 4.651%, 12/15/47 W	587,000	559,852
FRB Ser. 13-C7, Class XA, IO, 1.399%, 2/15/46 W	6,891,551	11,116
FRB Ser. 15-C25, Class XA, IO,
1.196%, 10/15/48 W	4,893,949	120,794
FRB Ser. 14-C17, Class XA, IO, 1.187%, 8/15/47 W	2,594,924	35,794
FRB Ser. 15-C26, Class XA, IO,
1.124%, 10/15/48 W	4,150,290	89,302
FRB Ser. 13-C12, Class XA, IO,
0.729%, 10/15/46 W	9,951,225	46,013
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.495%, 8/15/46 W	319,000	22,431
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50 W	327,000	296,009
FRB Ser. 13-C10, Class E, 4.209%, 7/15/46 W	683,000	239,801

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 13-C10, Class F, 4.209%, 7/15/46 W	$273,000	$61,425
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	197,565
Ser. 14-C19, Class D, 3.25%, 12/15/47	261,000	232,110
FRB Ser. 13-C13, Class XB, IO,
0.152%, 11/15/46 W	55,988,000	89,581
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO,
1.096%, 11/15/49 W	3,399,730	110,271
FRB Ser. 16-UB12, Class XA, IO,
0.792%, 12/15/49 W	8,815,222	207,457
Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.254%, 7/15/49 W	252,000	222,296
Multifamily Connecticut Avenue
Securities Trust 144A
FRB Ser. 20-01, Class M10, 5.374%, 3/25/50	403,000	361,787
FRB Ser. 19-01, Class M10, 4.874%, 10/15/49	827,000	768,021
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B,
4.727%, 1/19/37	345,000	341,550
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	859,373	9
UBS Commercial Mortgage Trust
Ser. 19-C17, Class C, 3.758%, 10/15/52 W	526,000	470,728
FRB Ser. 19-C17, Class XA, IO,
1.616%, 10/15/52 W	4,312,232	334,369
FRB Ser. 17-C7, Class XA, IO, 1.158%, 12/15/50 W	5,097,952	198,034
FRB Ser. 18-C12, Class XA, IO,
0.948%, 8/15/51 W	4,994,503	193,647
UBS Commercial Mortgage Trust 144A FRB
Ser. 12-C1, Class D, 6.659%, 5/10/45 W	49,252	44,411
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.186%, 8/10/49 W	596,000	595,864
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	629,000	63
FRB Ser. 12-C2, Class E, 4.961%, 5/10/63 W	816,000	32,751
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	234,000	229,164
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45 W	327,000	324,865
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	129,641
FRB Ser. 13-C6, Class XA, IO, 1.224%, 4/10/46 W	5,085,847	13,457
FRB Ser. 12-C2, Class XA, IO, 1.137%, 5/10/63 W	2,255,025	49
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.663%, 1/10/45 W	336,000	297,360
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 06-C29, IO, 0.357%, 11/15/48 W	350,581	148
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	230,000	206,040
FRB Ser. 19-C50, Class XA, IO,
1.598%, 5/15/52 W	4,684,126	344,457
FRB Ser. 17-C41, Class XA, IO, 1.31%, 11/15/50 W	3,265,655	154,786
FRB Ser. 14-LC16, Class XA, IO,
1.247%, 8/15/50 W	6,868,846	108,077
FRB Ser. 18-C43, Class XA, IO, 0.756%, 3/15/51 W	12,694,160	348,669
FRB Ser. 15-LC20, Class XB, IO,
0.621%, 4/15/50 W	13,766,000	163,127
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	36,015
Ser. 16-C33, Class D, 3.123%, 3/15/59	244,000	207,246
Ser. 19-C53, Class D, 2.50%, 10/15/52	203,000	147,900
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO,
0.989%, 11/15/47 W	5,991,395	94,742

Putnam VT Income Fund 7

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C22, Class XA, IO, 0.937%, 9/15/57 W	$14,543,500	$129,554
FRB Ser. 13-C14, Class XA, IO, 0.787%, 6/15/46 W	14,130,861	54,260
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.026%, 6/15/44 W	55,000	40,603
FRB Ser. 11-C4, Class C, 5.026%, 6/15/44 W	267,635	254,654
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	198,025
FRB Ser. 12-C7, Class D, 4.689%, 6/15/45 W	231,000	79,930
FRB Ser. 13-C15, Class D, 4.67%, 8/15/46 W	919,000	545,205
FRB Ser. 12-C10, Class D, 4.556%, 12/15/45 W	768,000	551,768
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	641,384	6
FRB Ser. 12-C9, Class XA, IO, 1.977%, 11/15/45 W	2,189,394	102
FRB Ser. 12-C10, Class XA, IO,
1.614%, 12/15/45 W	5,302,374	7,869
FRB Ser. 13-C11, Class XA, IO, 1.25%, 3/15/45 W	4,527,914	11,573
FRB Ser. 12-C9, Class XB, IO, 0.885%, 11/15/45 W	8,807,000	3,523
		29,779,521
Residential mortgage-backed securities (non-agency) (10.3%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1,
4.204%, 10/25/48 W	330,000	293,215
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class B1, (ICE LIBOR USD
1 Month + 8.50%), 10.124%, 8/26/30 (Bermuda)	151,000	158,323
FRB Ser. 17-1, Class M2, (ICE LIBOR USD
1 Month + 3.35%), 4.974%, 10/25/27 (Bermuda)	486,341	484,584
BRAVO Residential Funding Trust 144A
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	353,000	321,749
Bunker Hill Loan Depositary Trust 144A FRB
Ser. 20-1, Class A3, 3.253%, 2/25/55 W	332,000	316,864
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2, (ICE
LIBOR USD 1 Month + 0.30%), 1.924%, 8/25/35	65,767	59,605
COLT Mortgage Loan Trust 144A Ser. 20-2,
Class A2, 3.094%, 3/25/65 W	224,000	218,355
Credit Suisse Mortgage Trust 144A FRB
Ser. 20-RPL3, Class A1, 2.691%, 3/25/60 W	184,661	179,028
Deephaven Residential Mortgage Trust 144A
Ser. 20-2, Class A2, 2.594%, 5/25/65	235,431	235,308
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD
1 Month + 3.30%), 4.924%, 4/25/29 (Bermuda)	191,000	184,328
FRB Ser. 18-1, Class M1, (ICE LIBOR USD
1 Month + 1.70%), 3.324%, 11/25/28 (Bermuda)	216,801	214,203
Ellington Financial Mortgage Trust 144A FRB
Ser. 20-1, Class A2, 3.149%, 5/25/65 W	179,000	172,102
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, (ICE LIBOR USD
1 Month + 6.35%), 7.974%, 9/25/28	556,572	594,371
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (ICE LIBOR USD
1 Month + 5.15%), 6.774%, 11/25/28	285,180	297,680
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (ICE LIBOR USD
1 Month + 5.00%), 6.624%, 12/25/28	344,287	358,912
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA3, Class B1, (ICE LIBOR USD
1 Month + 4.45%), 6.074%, 4/25/30	250,000	249,885
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, (ICE LIBOR USD 1 Month
+ 3.60%), 5.224%, 4/25/24	146,743	148,201

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M2B, (ICE LIBOR USD
1 Month + 3.55%), 5.174%, 8/25/29	$301,000	$308,054
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	370,000	347,902
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (ICE LIBOR USD
1 Month + 2.30%), 3.924%, 9/25/30	149,981	148,940
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (ICE LIBOR USD
1 Month + 4.65%), 6.274%, 1/25/49	400,000	404,563
Structured Agency Credit Risk Trust REMICs
FRB Ser. 22-HQA1, Class M2, (US 30 Day
Average SOFR + 5.25%), 6.176%, 3/25/42	628,000	584,040
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B1, (ICE LIBOR USD
1 Month + 4.35%), 5.974%, 3/25/49	90,000	89,467
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B1, (ICE LIBOR USD
1 Month + 3.90%), 5.524%, 9/25/48	70,000	68,211
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class B1, (ICE LIBOR USD
1 Month + 3.70%), 5.324%, 12/25/30	310,000	303,071
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	235,000	210,577
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD
1 Month + 3.10%), 4.724%, 3/25/50	197,013	195,427
Structured Agency Credit Risk Trust FRB
Ser. 19-FTR2, Class M2, (ICE LIBOR USD
1 Month + 2.15%), 3.774%, 11/25/48	686,000	648,270
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD
1 Month + 1.90%), 3.524%, 1/25/50	262,721	259,589
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month
+ 6.00%), 7.624%, 9/25/28	171,256	177,855
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 1M2, (ICE LIBOR USD
1 Month + 5.70%), 7.324%, 4/25/28	49,916	52,112
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 2M2, (ICE LIBOR USD
1 Month + 5.55%), 7.174%, 4/25/28	67,489	70,195
Connecticut Avenue Securities FRB
Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month
+ 5.50%), 7.124%, 9/25/29	335,000	350,938
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month
+ 5.30%), 6.924%, 10/25/28	238,270	247,731
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.85%), 6.474%, 10/25/29	150,000	156,510
Connecticut Avenue Securities FRB
Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.50%), 6.124%, 12/25/30	297,000	300,002
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.00%), 5.624%, 5/25/30	250,000	252,232
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month
+ 3.55%), 5.174%, 7/25/29	232,140	238,420

8 Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1M2, (ICE LIBOR USD 1 Month
+ 3.00%), 4.624%, 10/25/29	$227,056	$231,254
Connecticut Avenue Securities FRB
Ser. 17-C06, Class 2M2, (ICE LIBOR USD 1 Month
+ 2.80%), 4.424%, 2/25/30	60,070	60,882
Connecticut Avenue Securities FRB
Ser. 18-C01, Class 1M2, (ICE LIBOR USD 1 Month
+ 2.25%), 3.874%, 7/25/30	164,636	165,831
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1EB1, (ICE LIBOR USD
1 Month + 1.25%), 2.874%, 7/25/29	87,384	87,166
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1EB2, (ICE LIBOR USD
1 Month + 1.00%), 2.624%, 5/25/30	371,698	369,603
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month
+ 5.75%), 7.374%, 7/25/29	208,000	220,987
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.15%), 5.774%, 8/25/31	59,000	58,358
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month
+ 2.45%), 4.074%, 7/25/31	22,173	22,034
Connecticut Avenue Securities Trust FRB
Ser. 22-R02, Class 2M2, (US 30 Day Average
SOFR + 3.00%), 3.926%, 1/25/42	1,084,000	998,974
Connecticut Avenue Securities Trust FRB
Ser. 19-HRP1, Class M2, (ICE LIBOR USD
1 Month + 2.15%), 3.774%, 11/25/39	172,090	167,208
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month
+ 2.05%), 3.674%, 1/25/40	181,042	177,494
Connecticut Avenue Securities Trust FRB
Ser. 20-R02, Class 2M2, (ICE LIBOR USD 1 Month
+ 2.00%), 3.624%, 1/25/40	165,389	162,908
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3,
2.935%, 4/25/65	51,022	49,161
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1,
(ICE LIBOR USD 1 Month + 1.60%), 3.224%,
10/25/28 (Bermuda)	29,336	29,259
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 1.831%, 8/26/47 W	145,334	143,185
New Residential Mortgage Loan Trust 144A FRB
Ser. 20-NQM2, Class A2, 2.891%, 5/24/60 W	212,000	200,584
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2,
(ICE LIBOR USD 1 Month + 2.85%), 4.474%,
7/25/28 (Bermuda)	380,000	371,176
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD
1 Month + 3.20%), 4.824%, 2/25/29 (Bermuda)	150,000	145,261
FRB Ser. 18-1, Class M2, (ICE LIBOR USD
1 Month + 2.70%), 4.324%, 3/25/28 (Bermuda)	200,000	196,970
Residential Mortgage Loan Trust 144A Ser. 20-2,
Class A3, 2.911%, 5/25/60 W	464,000	453,461
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class A2, 3.97%, 4/25/60 W	462,391	462,611
Toorak Mortgage Corp., Ltd. Ser. 19-2, Class A2,
4.213%, 9/25/22	1,119,000	1,119,000

	Principal
MORTGAGE-BACKED SECURITIES (40.9%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1,
Class A1, 2.734%, 3/25/23 W	$463,758	$460,812
Towd Point Mortgage Trust 144A Ser. 18-5,
Class M1, 3.25%, 7/25/58 W	153,000	131,368
Verus Securitization Trust 144A Ser. 20-INV1,
Class A3, 3.889%, 3/25/60 W	100,000	96,350
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (ICE LIBOR USD
1 Month + 0.86%), 2.484%, 10/25/45	858,860	815,024
FRB Ser. 05-AR17, Class A1B2, (ICE LIBOR USD
1 Month + 0.82%), 2.444%, 12/25/45	595,167	518,926
		17,816,674

Total mortgage-backed securities (cost $79,399,254)		$70,646,576

	Principal
CORPORATE BONDS AND NOTES (32.5%)*	amount	Value

Basic materials (1.5%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$270,000	$262,131
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 3.50%, 5/8/24 (Germany)	13,000	12,843
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	55,907
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	227,000	204,300
Glencore Funding, LLC 144A company guaranty
sr. unsec. notes 4.00%, 3/27/27	126,000	121,156
Huntsman International, LLC sr. unsec. notes
4.50%, 5/1/29	279,000	263,080
International Flavors & Fragrances, Inc. sr. unsec.
notes 4.45%, 9/26/28	81,000	79,145
International Flavors & Fragrances, Inc.
144A company guaranty sr. unsec. bonds
3.468%, 12/1/50	27,000	19,671
International Flavors & Fragrances, Inc. 144A sr.
unsec. notes 2.30%, 11/1/30	48,000	39,449
LyondellBasell Industries NV sr. unsec. unsub.
bonds 4.625%, 2/26/55	225,000	192,407
Nutrien, Ltd. sr. unsec. bonds 5.25%,
1/15/45 (Canada)	44,000	43,717
Nutrien, Ltd. sr. unsec. notes 2.95%,
5/13/30 (Canada)	70,000	62,290
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%,
4/1/29 (Canada)	105,000	101,999
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.45%, 6/1/27	138,000	131,524
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.30%, 5/15/50	50,000	37,018
Westlake Corp. sr. unsec. unsub. notes
3.60%, 8/15/26	726,000	706,764
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/30	105,000	125,082
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 7.95%, 2/15/31	39,000	46,561
Weyerhaeuser Co. sr. unsec. unsub. notes
7.375%, 3/15/32 R	32,000	37,015
		2,542,059
Capital goods (1.5%)
Berry Global, Inc. 144A company guaranty sr.
notes 1.65%, 1/15/27	168,000	147,049
Berry Global, Inc. 144A company guaranty sr.
notes 1.57%, 1/15/26	182,000	162,293
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	223,000	203,023

Putnam VT Income Fund 9

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Capital goods cont.
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	$224,000	$223,173
Howmet Aerospace, Inc. sr. unsec. unsub. notes
3.00%, 1/15/29	390,000	323,014
Johnson Controls International PLC sr. unsec.
notes 3.90%, 2/14/26	138,000	137,025
L3Harris Technologies, Inc. sr. unsec. notes
3.85%, 12/15/26	276,000	270,443
L3Harris Technologies, Inc. sr. unsec. sub. notes
4.40%, 6/15/28	73,000	71,694
Northrop Grumman Corp. sr. unsec. bonds
5.25%, 5/1/50	45,000	47,640
Northrop Grumman Corp. sr. unsec. unsub.
notes 3.25%, 1/15/28	244,000	231,927
Oshkosh Corp. sr. unsec. sub. notes
4.60%, 5/15/28	128,000	126,484
Oshkosh Corp. sr. unsec. unsub. notes
3.10%, 3/1/30	21,000	17,983
Raytheon Technologies Corp. sr. unsec. unsub.
notes 4.125%, 11/16/28	370,000	365,142
Waste Connections, Inc. sr. unsec. bonds
3.20%, 6/1/32	199,000	177,380
Waste Connections, Inc. sr. unsec. sub. bonds
3.50%, 5/1/29	119,000	111,697
		2,615,967
Communication services (2.9%)
American Tower Corp. sr. unsec. notes
2.90%, 1/15/30 R	95,000	81,332
American Tower Corp. sr. unsec. sub. notes
2.75%, 1/15/27 R	235,000	214,910
American Tower Corp. sr. unsec. unsub. notes
3.55%, 7/15/27 R	480,000	450,000
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	5,000	4,923
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	425,000	344,775
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	310,065
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	534,000	532,674
Charter Communications Operating,
LLC/Charter Communications Operating
Capital Corp. company guaranty sr. notes
3.75%, 2/15/28	83,000	76,647
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. bonds
4.80%, 3/1/50	19,000	15,055
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. notes
4.908%, 7/23/25	494,000	495,146
Comcast Corp. company guaranty sr. unsec.
notes 3.45%, 2/1/50	203,000	161,320
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	176,000	153,472
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.40%, 7/15/46	360,000	287,581
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 2.35%, 1/15/27	286,000	266,597
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	1,000	1,167
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	94,000	91,498
Cox Communications, Inc. 144A sr. unsec. bonds
4.50%, 6/30/43	90,000	78,757
Cox Communications, Inc. 144A sr. unsec. bonds
3.50%, 8/15/27	78,000	74,008

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Communication services cont.
Cox Communications, Inc. 144A sr. unsec. notes
3.35%, 9/15/26	$44,000	$42,064
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	6,000	5,661
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	130,000	123,116
Crown Castle International Corp. sr. unsec. notes
4.75%, 5/15/47 R	25,000	22,539
Crown Castle International Corp. sr. unsec. sub.
bonds 3.30%, 7/1/30 R	195,000	171,974
Equinix, Inc. sr. unsec. sub. notes
3.20%, 11/18/29 R	206,000	182,997
T-Mobile USA, Inc. company guaranty sr. bonds
4.50%, 4/15/50	261,000	230,597
T-Mobile USA, Inc. company guaranty sr. notes
3.875%, 4/15/30	10,000	9,333
T-Mobile USA, Inc. company guaranty sr. notes
3.75%, 4/15/27	55,000	52,961
T-Mobile USA, Inc. company guaranty sr. notes
2.55%, 2/15/31	123,000	103,497
Telefonica Emisiones SA company guaranty sr.
unsec. bonds 4.895%, 3/6/48 (Spain)	13,000	11,084
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.40%, 11/1/34	85,000	81,725
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.329%, 9/21/28	117,000	116,363
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.125%, 3/16/27	294,000	293,290
		5,087,128
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN
(ICE LIBOR USD 3 Month + 3.33%), 5.159%,
perpetual maturity	219,000	191,888
		191,888
Consumer cyclicals (3.3%)
Alimentation Couche-Tard, Inc. 144A
company guaranty sr. unsec. notes 3.55%,
7/26/27 (Canada)	270,000	251,438
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	134,000	115,442
Amazon.com, Inc. sr. unsec. notes
4.05%, 8/22/47	235,000	219,961
Amazon.com, Inc. sr. unsec. notes
3.15%, 8/22/27	165,000	160,425
Amazon.com, Inc. sr. unsec. unsub. bonds
2.70%, 6/3/60	125,000	84,666
Amazon.com, Inc. sr. unsec. unsub. notes
2.10%, 5/12/31	101,000	86,522
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	29,875
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	118,000	91,014
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	242,000	192,840
BMW US Capital, LLC 144A company guaranty sr.
unsec. notes 3.95%, 8/14/28	140,000	137,391
Booking Holdings, Inc. sr. unsec. sub. notes
4.625%, 4/13/30	355,000	352,970
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	121,767
Discovery Communications, LLC company
guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	16,004
Dollar General Corp. sr. unsec. sub. notes
3.25%, 4/15/23	135,000	134,335

10 Putnam VT Income Fund

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Consumer cyclicals cont.
Ford Motor Co. sr. unsec. unsub. notes
3.625%, 6/17/31	$200,000	$155,000
Ford Motor Co., LLC sr. unsec. unsub. notes
2.90%, 2/10/29	200,000	156,848
General Motors Co. sr. unsec. bonds
5.20%, 4/1/45	130,000	109,193
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	97,000	92,628
General Motors Financial Co., Inc. sr. unsec.
notes 3.10%, 1/12/32	62,000	49,833
General Motors Financial Co., Inc. sr. unsec.
notes 2.35%, 2/26/27	236,000	207,868
General Motors Financial Co., Inc. sr. unsec.
notes 1.25%, 1/8/26	37,000	32,581
Global Payments, Inc. sr. unsec. notes
2.15%, 1/15/27	72,000	63,905
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	226,000	223,308
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/29/27	208,000	201,941
Magallanes, Inc. 144A company guaranty sr.
unsec. bonds 4.279%, 3/15/32	732,000	652,404
Moody’s Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	108,301
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	82,000	77,616
News Corp. 144A company guaranty sr. unsec.
unsub. bonds 5.125%, 2/15/32	66,000	58,444
Omnicom Group, Inc. sr. unsec. notes
4.20%, 6/1/30	130,000	124,186
Omnicom Group, Inc. sr. unsec. sub. notes
2.45%, 4/30/30	50,000	42,154
Paramount Global sr. unsec. unsub. notes
4.20%, 6/1/29	50,000	46,995
Paramount Global sr. unsec. unsub. notes
2.90%, 1/15/27	58,000	53,402
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	70,000	61,860
S&P Global, Inc. company guaranty sr. unsec.
notes 1.25%, 8/15/30	58,000	45,909
S&P Global, Inc. 144A company guaranty sr.
unsec. notes 4.75%, 8/1/28	68,000	69,089
Sirius XM Radio, Inc. 144A company guaranty sr.
unsec. bonds 3.875%, 9/1/31	525,000	418,032
Sirius XM Radio, Inc. 144A sr. unsec. bonds
5.00%, 8/1/27	132,000	122,100
Stellantis Finance US, Inc. 144A company
guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	174,366
Volkswagen Group of America Finance, LLC
144A company guaranty sr. unsec. notes
4.35%, 6/8/27	200,000	196,049
Walt Disney Co. (The) company guaranty sr.
unsec. bonds 7.75%, 12/1/45	55,000	76,023
		5,614,685
Consumer staples (2.0%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	1,000	952
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	100,000	89,779
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	105,000	98,423
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	159,000	161,761

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Consumer staples cont.
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 4/13/28	$343,000	$338,599
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	311,408
CVS Pass-Through Trust sr. notes
6.036%, 12/10/28	17,428	18,043
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 7.00%, 10/15/37	83,000	97,345
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 5.625%, 3/15/42	90,000	90,277
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 3.85%, 11/15/24	5,000	4,932
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	37,850
GSK Consumer Healthcare Capital US, LLC 144A
company guaranty sr. unsec. unsub. bonds
3.625%, 3/24/32	370,000	340,339
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. bonds 3.20%, 5/1/30	38,000	33,996
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. unsub. notes 3.43%, 6/15/27	220,000	210,156
Kraft Heinz Foods Co. company guaranty sr.
unsec. sub. notes 3.875%, 5/15/27	638,000	616,978
Netflix, Inc. sr. unsec. unsub. notes
5.875%, 11/15/28	300,000	293,313
Netflix, Inc. sr. unsec. unsub. notes
4.375%, 11/15/26	640,000	616,646
		3,360,797
Energy (1.7%)
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	358,843
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	160,000	160,589
Cheniere Energy Partners LP 144A company
guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	113,000	88,705
Continental Resources, Inc. company guaranty
sr. unsec. notes 4.375%, 1/15/28	478,000	449,320
Diamondback Energy, Inc. company guaranty sr.
unsec. notes 3.25%, 12/1/26	90,000	87,807
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	160,000	146,691
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	210,000	203,297
Equinor ASA company guaranty sr. unsec. notes
5.10%, 8/17/40 (Norway)	1,000	1,037
Kinetik Holdings LP 144A company guaranty sr.
unsec. notes 5.875%, 6/15/30	130,000	123,840
Occidental Petroleum Corp. sr. unsec. sub. notes
8.50%, 7/15/27	323,000	355,436
Sabine Pass Liquefaction, LLC sr. bonds
4.20%, 3/15/28	2,000	1,924
Sabine Pass Liquefaction, LLC sr. notes
5.00%, 3/15/27	103,000	103,249
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	230,000	222,040
Spectra Energy Partners LP sr. unsec. notes
3.375%, 10/15/26	145,000	137,910
TotalEnergies Capital International SA company
guaranty sr. unsec. unsub. notes 2.829%,
1/10/30 (France)	335,000	303,518
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	216,000	192,240
		2,936,446

Putnam VT Income Fund 11

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Financials (12.8%)
ABN AMRO Bank NV 144A unsec. sub. notes
4.75%, 7/28/25 (Netherlands)	$200,000	$199,036
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust company guaranty sr. unsec.
bonds 3.30%, 1/30/32 (Ireland)	655,000	524,321
Air Lease Corp. sr. unsec. sub. bonds
4.625%, 10/1/28	46,000	42,537
Air Lease Corp. sr. unsec. sub. notes
3.25%, 10/1/29	263,000	221,560
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	205,000	227,891
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	19,206
American Express Co. sr. unsec. unsub. notes
3.375%, 5/3/24	210,000	208,489
Aon PLC company guaranty sr. unsec. unsub.
notes 4.25%, 12/12/42	171,000	144,254
Ares Capital Corp. sr. unsec. sub. notes
3.875%, 1/15/26	237,000	217,647
Australia & New Zealand Banking Group, Ltd.
144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	196,590
Australia & New Zealand Banking Group, Ltd./
United Kingdom 144A jr. unsec. sub. FRB 6.75%,
perpetual maturity (United Kingdom)	200,000	196,500
Banco Santander SA sr. unsec. unsub. notes
4.379%, 4/12/28 (Spain)	200,000	191,810
Banco Santander SA unsec. sub. notes 5.179%,
11/19/25 (Spain)	1,400,000	1,400,578
Bank of America Corp. jr. unsec. sub. bonds
Ser. JJ, 5.125%, perpetual maturity	218,000	203,296
Bank of America Corp. jr. unsec. sub. FRN Ser. AA,
6.10%, perpetual maturity	245,000	241,019
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	40,000	39,615
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	306,000	258,608
Bank of America Corp. unsec. sub. FRB
3.846%, 3/8/37	600,000	518,609
Bank of America Corp. unsec. sub. FRN (ICE
LIBOR USD 3 Month + 0.76%), 2.589%, 9/15/26	100,000	94,755
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	300,000	323,997
Bank of America Corp. unsec. sub. notes
Ser. MTN, 4.20%, 8/26/24	180,000	180,344
Bank of Montreal unsec. sub. FRN 3.803%,
12/15/32 (Canada)	96,000	88,981
Barclays Bank PLC unsec. sub. notes 7.625%,
11/21/22 (United Kingdom)	250,000	252,457
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	196,070
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%,
perpetual maturity (France)	200,000	147,600
BPCE SA 144A unsec. sub. notes 4.50%,
3/15/25 (France)	317,000	311,678
Capital One Financial Corp. unsec. sub. FRB
2.359%, 7/29/32	225,000	171,615
Capital One Financial Corp. unsec. sub. notes
4.20%, 10/29/25	225,000	221,995
Citigroup, Inc. jr. unsec. sub. FRN 3.875%,
perpetual maturity	360,000	298,800
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	9,000	8,512
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,159
Citigroup, Inc. sr. unsec. unsub. FRB
3.887%, 1/10/28	64,000	61,533

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Financials cont.
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	$1,000	$893
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,006,000	985,207
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	270,000	268,940
CNO Financial Group, Inc. sr. unsec. unsub. notes
5.25%, 5/30/25	70,000	71,080
Commonwealth Bank of Australia 144A sr. unsec.
notes 2.552%, 3/14/27 (Australia)	182,000	169,952
Corebridge Financial, Inc. 144A sr. unsec. notes
3.85%, 4/5/29	215,000	198,688
Credit Agricole SA 144A unsec. sub. FRN 4.00%,
1/10/33 (France)	400,000	364,617
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	204,750
Credit Suisse Group AG 144A sr. unsec. FRN
2.193%, 6/5/26 (Switzerland)	620,000	563,406
Deutsche Bank AG unsec. sub. notes 4.50%,
4/1/25 (Germany)	400,000	380,798
Deutsche Bank AG/New York, NY sr. unsec.
unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	129,447
Digital Realty Trust LP company guaranty sr.
unsec. bonds 4.45%, 7/15/28 R	273,000	264,957
Fairfax Financial Holdings, Ltd. sr. unsec. notes
4.85%, 4/17/28 (Canada)	242,000	240,473
Fairfax US, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 8/13/24	25,000	24,934
Fidelity National Financial, Inc. sr. unsec. bonds
3.20%, 9/17/51	89,000	56,046
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	62,000	52,050
First-Citizens Bank & Trust Co. unsec. sub. notes
6.125%, 3/9/28	358,000	373,023
Five Corners Funding Trust 144A sr. unsec. bonds
4.419%, 11/15/23	235,000	235,976
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	128,000	125,264
Goldman Sachs Group, Inc. (The) jr. unsec. sub.
FRN 3.65%, 7/28/51	220,000	170,500
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	197,000	189,355
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	405,000	391,513
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	77,000	65,672
Goldman Sachs Group, Inc. (The) unsec. sub.
notes 6.75%, 10/1/37	314,000	348,315
Intercontinental Exchange, Inc. company
guaranty sr. unsec. unsub. notes 3.10%, 9/15/27	232,000	219,653
Intercontinental Exchange, Inc. sr. unsec. bonds
1.85%, 9/15/32	136,000	106,220
Intercontinental Exchange, Inc. sr. unsec. notes
3.65%, 5/23/25	20,000	19,852
Intesa Sanpaolo SpA 144A unsec. sub. bonds
4.198%, 6/1/32 (Italy)	410,000	306,453
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R	260,000	240,126
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	87,000	81,241
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. HH, 4.60%, perpetual maturity	467,000	394,392
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. W, (ICE LIBOR USD 3 Month + 1.00%),
2.411%, 5/15/47	100,000	76,003
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%,
perpetual maturity	87,000	71,253

12 Putnam VT Income Fund

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Financials cont.
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	$740,000	$627,000
JPMorgan Chase & Co. unsec. sub. notes
4.125%, 12/15/26	66,000	65,407
KeyCorp sr. unsec. unsub. FRN Ser. MTN,
3.878%, 5/23/25	103,000	102,237
KKR Group Finance Co. VI, LLC 144A company
guaranty sr. unsec. bonds 3.75%, 7/1/29	125,000	116,850
Liberty Mutual Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	189,506
Lloyds Banking Group PLC unsec. sub. FRB
3.369%, 12/14/46 (United Kingdom)	305,000	216,301
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes
4.375%, 3/15/29	194,000	191,733
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. bonds 3.729%, 10/15/70	36,000	26,246
MetLife Capital Trust IV 144A jr. unsec. sub. notes
7.875%, 12/15/37	340,000	366,475
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	85,447
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	195,874
Morgan Stanley sr. unsec. unsub. notes
4.375%, 1/22/47	760,000	689,639
Neuberger Berman Group, LLC/Neuberger
Berman Finance Corp. 144A sr. unsec. notes
4.875%, 4/15/45	75,000	67,965
PNC Financial Services Group, Inc. (The) unsec.
sub. FRB 4.626%, 6/6/33	320,000	309,046
Prologis LP sr. unsec. unsub. notes
2.25%, 4/15/30 R	54,000	46,731
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	66,000	64,436
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	199,000	188,667
Prudential Financial, Inc. sr. unsec. notes
6.625%, 6/21/40	1,000	1,164
Royal Bank of Canada unsec. sub. notes
Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	141,173
Societe Generale SA 144A jr. unsec. sub. notes
5.375%, perpetual maturity (France)	463,000	358,825
Sumitomo Mitsui Financial Group, Inc. 144A
unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	205,062
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes
6.85%, 12/16/39	173,000	203,484
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	180,000	173,497
Truist Financial Corp. jr. unsec. sub. FRB Ser. N,
4.80%, 9/1/24	198,000	177,191
UBS Group AG 144A jr. unsec. sub. FRN 4.375%,
perpetual maturity (Switzerland)	580,000	423,499
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	239,406
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	545,000	444,104
VICI Properties LP sr. unsec. unsub. notes
4.75%, 2/15/28 R	214,000	204,256
VICI Properties LP/VICI Note Co., Inc.
144A company guaranty sr. unsec. notes
3.75%, 2/15/27 R	81,000	71,246
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	112,125

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Financials cont.
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%,
perpetual maturity	$90,000	$77,513
Wells Fargo Bank, NA unsec. sub. notes
Ser. BKNT, 6.60%, 1/15/38	610,000	705,918
Westpac Banking Corp. sr. unsec. unsub. notes
3.35%, 3/8/27 (Australia)	90,000	87,099
Westpac Banking Corp. unsec. sub. bonds
4.421%, 7/24/39 (Australia)	196,000	175,433
		22,171,666
Health care (1.9%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	130,000	128,959
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	207,420
Amgen, Inc. sr. unsec. unsub. notes
2.60%, 8/19/26	100,000	94,577
Becton Dickinson and Co. sr. unsec. notes
3.70%, 6/6/27	181,000	174,911
Bristol-Myers Squibb Co. sr. unsec. notes
1.125%, 11/13/27	108,000	94,972
Bristol-Myers Squibb Co. sr. unsec. sub. notes
3.40%, 7/26/29	156,000	150,584
Cigna Corp. company guaranty sr. unsec. unsub.
notes 3.75%, 7/15/23	96,000	96,208
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	446,000	384,298
CVS Pass-Through Trust 144A sr. mtge. notes
4.704%, 1/10/36	98,837	94,746
DH Europe Finance II SARL company guaranty sr.
unsec. notes 2.60%, 11/15/29 (Luxembourg)	238,000	213,413
HCA, Inc. company guaranty sr. bonds
5.25%, 6/15/26	35,000	34,822
HCA, Inc. company guaranty sr. notes
4.50%, 2/15/27	178,000	171,130
HCA, Inc. company guaranty sr. notes
4.125%, 6/15/29	41,000	37,384
HCA, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 2/1/25	95,000	94,502
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	160,000	139,985
Novartis Capital Corp. company guaranty sr.
unsec. unsub. bonds 4.00%, 11/20/45	265,000	246,469
Pfizer, Inc. sr. unsec. unsub. notes
3.00%, 12/15/26	125,000	122,278
Service Corp. International sr. unsec. notes
4.625%, 12/15/27	28,000	26,320
Service Corp. International sr. unsec. notes
3.375%, 8/15/30	29,000	23,744
UnitedHealth Group, Inc. sr. unsec. unsub. bonds
4.75%, 7/15/45	50,000	50,283
UnitedHealth Group, Inc. sr. unsec. unsub. bonds
2.90%, 5/15/50	160,000	119,828
UnitedHealth Group, Inc. sr. unsec. unsub. notes
3.85%, 6/15/28	220,000	218,609
Viatris, Inc. company guaranty sr. unsec. notes
2.30%, 6/22/27	133,000	114,891
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	292,000	282,674
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	39,000	32,650
		3,355,657
Technology (2.1%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	115,000	74,717
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	120,000	113,625
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	596,000	427,808
Apple, Inc. sr. unsec. unsub. notes
4.375%, 5/13/45	468,000	462,885

Putnam VT Income Fund 13

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Technology cont.
Broadcom Corp./Broadcom Cayman Finance,
Ltd. company guaranty sr. unsec. unsub. notes
3.875%, 1/15/27	$152,000	$146,254
Broadcom, Inc. company guaranty sr. unsec.
bonds 4.15%, 11/15/30	202,000	185,075
Broadcom, Inc. 144A sr. unsec. bonds
4.926%, 5/15/37	273,000	244,756
Dell International, LLC/EMC Corp. company
guaranty sr. bonds 8.35%, 7/15/46	11,000	13,699
Microsoft Corp. sr. unsec. unsub. bonds
2.921%, 3/17/52	280,000	220,868
Microsoft Corp. sr. unsec. unsub. bonds
2.675%, 6/1/60	500,000	358,479
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	40,397
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	507,000	377,827
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	85,000	63,031
salesforce.com, Inc. sr. unsec. bonds
3.05%, 7/15/61	313,000	228,857
salesforce.com, Inc. sr. unsec. bonds
2.90%, 7/15/51	186,000	140,655
Sensata Technologies, Inc. 144A company
guaranty sr. unsec. notes 3.75%, 2/15/31	294,000	235,630
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	204,000	159,635
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	130,000	121,645
		3,615,843
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	135,000	128,058
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 4.40%, 7/1/27	75,000	73,520
		201,578
Utilities and power (2.6%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	222,000	195,786
American Electric Power Co., Inc. sr. unsec.
unsub. bonds 3.25%, 3/1/50	100,000	71,776
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	216,000	210,405
American Transmission Systems, Inc. 144A sr.
unsec. bonds 2.65%, 1/15/32	65,000	55,052
Appalachian Power Co. sr. unsec. unsub. notes
Ser. L, 5.80%, 10/1/35	3,000	3,081
Berkshire Hathaway Energy Co. sr. unsec. bonds
6.50%, 9/15/37	3,000	3,419
Berkshire Hathaway Energy Co. sr. unsec. bonds
4.25%, 10/15/50	100,000	91,260
Boardwalk Pipelines LP company guaranty sr.
unsec. notes 3.60%, 9/1/32	74,000	62,608
Commonwealth Edison Co. sr. mtge. bonds
5.875%, 2/1/33	2,000	2,188
Consolidated Edison Co. of New York, Inc. sr.
unsec. unsub. notes 4.20%, 3/15/42	86,000	75,758
Dominion Energy, Inc. sr. unsec. unsub. bonds
4.90%, 8/1/41	135,000	129,586
Duke Energy Corp. sr. unsec. bonds
4.20%, 6/15/49	65,000	54,156
Duke Energy Corp. sr. unsec. notes
3.15%, 8/15/27	180,000	170,020
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	201,000	191,927
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	72,182
El Paso Natural Gas Co., LLC company guaranty
sr. unsec. unsub. notes 8.375%, 6/15/32	207,000	241,577

	Principal
CORPORATE BONDS AND NOTES (32.5%)* cont.	amount	Value

Utilities and power cont.
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	$90,000	$78,812
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	95,000	93,782
Energy Transfer LP company guaranty sr. unsec.
notes 5.875%, 1/15/24	84,000	85,648
Energy Transfer LP company guaranty sr. unsec.
notes 5.50%, 6/1/27	182,000	184,732
Energy Transfer LP company guaranty sr. unsec.
notes 2.90%, 5/15/25	55,000	52,277
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	135,000	99,413
Energy Transfer LP sr. unsec. unsub. notes
6.50%, 2/1/42	25,000	24,916
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	114,000	99,804
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	317,000	266,609
Florida Power & Light Co. sr. bonds
4.125%, 2/1/42	203,000	190,887
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	97,487
IPALCO Enterprises, Inc. sr. sub. notes
3.70%, 9/1/24	37,000	36,584
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	78,172
NRG Energy, Inc. 144A company guaranty sr.
notes 3.75%, 6/15/24	123,000	120,740
NRG Energy, Inc. 144A company guaranty sr.
unsec. bonds 3.875%, 2/15/32	275,000	218,428
Oncor Electric Delivery Co., LLC sr. notes
5.75%, 3/15/29	161,000	173,913
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	109,000	91,371
Pacific Gas and Electric Co. sr. bonds
5.90%, 6/15/32	121,000	116,969
Pacific Gas and Electric Co. sr. bonds
4.95%, 7/1/50	145,000	115,697
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	117,888
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	2,000	2,253
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	96,000	86,940
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	104,000	100,381
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (ICE LIBOR USD 3 Month + 2.11%),
3.524%, 5/15/67	310,000	239,296
		4,403,780

Total corporate bonds and notes (cost $62,424,283)		$56,097,494

	Principal
COLLATERALIZED LOAN OBLIGATIONS (3.3%)*	amount	Value

AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR,
(ICE LIBOR USD 3 Month + 1.20%), 2.263%,
7/20/34 (Cayman Islands)	$204,000	$199,038
Allegany Park CLO, Ltd. 144A FRB Ser. 22-1A,
Class AR, (CME TERM SOFR 3 Month + 1.30%),
2.151%, 1/20/35 (Cayman Islands)	250,000	240,748
BlueMountain CLO XXXII, Ltd. 144A FRB
Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month
+ 1.17%), 2.214%, 10/15/34 (Cayman Islands)	250,000	241,354
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A,
Class ANR, (ICE LIBOR USD 3 Month + 1.11%),
2.173%, 4/20/32 (Cayman Islands)	285,000	277,382

14 Putnam VT Income Fund

COLLATERALIZED LOAN	Principal
OBLIGATIONS (3.3%)* cont.	amount	Value

Cent CLO 21, Ltd. 144A FRB Ser. 21-21A,
Class A1R3, (ICE LIBOR USD 3 Month + 0.97%),
2.195%, 7/27/30 (Cayman Islands)	$283,000	$278,114
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A,
Class A, (ICE LIBOR USD 3 Month + 1.24%),
2.284%, 4/15/33 (Cayman Islands)	400,000	389,439
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A,
Class ARR, (ICE LIBOR USD 3 Month + 1.20%),
2.244%, 4/16/34 (Cayman Islands)	250,000	240,373
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A,
Class A1, (ICE LIBOR USD 3 Month + 1.20%),
2.244%, 7/15/34 (Cayman Islands)	536,000	521,801
Kayne CLO 6, Ltd. 144A FRB Ser. 19-6A, Class A1,
(ICE LIBOR USD 3 Month + 1.38%), 2.443%,
1/20/33 (Cayman Islands)	285,000	279,748
LCM XXI LP 144A FRB Ser. 21A, Class AR, (ICE
LIBOR USD 3 Month + 0.88%), 1.943%, 4/20/28
(Cayman Islands)	143,348	142,169
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A,
Class AANR, (ICE LIBOR USD 3 Month + 1.32%),
2.364%, 4/15/32 (Cayman Islands)	100,000	97,264
Neuberger Berman Loan Advisers CLO 34,
Ltd. 144A FRB Ser. 22-34A, Class A1R, (CME
TERM SOFR 3 Month + 1.24%), 2.091%, 1/20/35
(Cayman Islands)	250,000	242,614
OCP CLO, Ltd. 144A FRB Ser. 21-8RA, Class A1,
(ICE LIBOR USD 3 Month + 1.22%), 2.264%,
1/17/32 (Cayman Islands)	250,000	244,102
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A,
Class A, (ICE LIBOR USD 3 Month + 1.15%),
2.194%, 7/15/34 (Cayman Islands)	253,000	244,522
Palmer Square Loan Funding, Ltd. 144A FRB
Ser. 22-2A, Class A2, (CME TERM SOFR 3 Month
+ 1.90%), 2.988%, 10/15/30 (Cayman Islands)	462,000	449,161
Park Avenue Institutional Advisers CLO, Ltd.
144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR
USD 3 Month + 2.00%), 3.411%, 5/15/32
(Cayman Islands)	250,000	239,428
Regatta XXIII Funding, Ltd. 144A FRB Ser. 21-4A,
Class A1, (ICE LIBOR USD 3 Month + 1.15%),
2.213%, 1/20/35 (Cayman Islands)	594,000	567,571
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A,
Class A1, (ICE LIBOR USD 3 Month + 1.17%),
2.233%, 7/20/34 (Cayman Islands)	250,000	243,150
RR, 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE
LIBOR USD 3 Month + 1.12%), 2.164%, 4/15/36
(Cayman Islands)	300,000	290,121
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A,
Class AR, (ICE LIBOR USD 3 Month + 1.17%),
2.214%, 7/15/34 (Cayman Islands)	350,000	336,163
Total collateralized loan obligations (cost $5,892,617)		$5,764,262

	Principal
ASSET-BACKED SECURITIES (2.4%)*	amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (ICE LIBOR USD 3 Month + 2.90%),
3.025%, 7/25/24	$455,000	$453,863
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month
+ 2.00%), 3.624%, 11/25/55	287,000	272,194
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month
+ 0.80%), 2.424%, 11/25/53	117,600	117,600

	Principal
ASSET-BACKED SECURITIES (2.4%)* cont.	amount	Value

Mortgage Repurchase Agreement Financing
Trust 144A FRB Ser. 21-S1, Class A1, (ICE LIBOR
USD 1 Month + 0.50%), 1.70%, 9/10/22	$282,000	$282,000
MRA Issuance Trust 144A FRB Ser. 20-2,
Class A2, (ICE LIBOR USD 1 Month + 1.45%),
2.262%, 8/15/22	783,000	783,000
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR
1 Month + 1.25%), 2.755%, 5/29/23	479,000	479,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR
1 Month + 0.93%), 2.435%, 5/25/23	479,000	479,000
FRB Ser. 21-10, Class A, (ICE LIBOR USD 1 Month
+ 0.75%), 2.383%, 8/8/22	531,000	531,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD
1 Month + 0.70%), 2.333%, 12/8/22	179,000	179,000
FRB Ser. 21-16, Class A1, (ICE LIBOR USD
1 Month + 0.62%), 2.253%, 11/7/22	517,000	517,000
Total asset-backed securities (cost $4,095,401)		$4,093,657

PURCHASED SWAP OPTIONS
OUTSTANDING (0.6%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
0.485/3 month
USD-LIBOR-ICE/Jan-25	Jan-24/0.485	$24,072,200	$13,240
Morgan Stanley & Co. International PLC
3.00/3 month
USD-LIBOR-ICE/Feb-73	Feb-48/3.00	3,110,300	340,360
3.00/3 month
USD-LIBOR-ICE/Apr-72	Apr-47/3.00	3,110,300	327,266
2.75/3 month
USD-LIBOR-ICE/May-73	May-48/2.75	3,110,300	289,787
Total purchased swap options outstanding
(cost $1,125,188)			$970,653

		Principal
		amount/
SHORT-TERM INVESTMENTS (20.2%)*		shares	Value

Putnam Short Term Investment Fund
Class P 1.36% L	Shares	18,445,480	$18,445,480
State Street Institutional U.S.
Government Money Market Fund,
Premier Class 1.43% P	Shares	260,000	260,000
U.S. Treasury Bills 1.169%, 7/14/22 ∆ §		$200,000	199,923
U.S. Treasury Bills 1.132%, 8/4/22 # ∆ §		900,000	898,995
U.S. Treasury Bills 1.090%, 8/2/22 # ∆ § Ф		5,500,000	5,494,390
U.S. Treasury Bills 1.158%, 7/28/22 # ∆ § Ф		3,300,000	3,297,333
U.S. Treasury Bills 1.128%, 7/21/22 ∆ § Ф		2,100,000	2,098,816
U.S. Treasury Bills 0.859%, 7/5/22 ∆ Ф		4,120,000	4,119,602
Total short-term investments (cost $34,814,693)			$34,814,539

Total investments (cost $357,460,268)			$342,499,540

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company

Putnam VT Income Fund 15

FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold
or delivered within the United States except pursuant to an
exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2022 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $172,758,741.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,033,108 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆   This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,646,861 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

Ф   This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $718,543 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,168,865 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $103,769,811 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond 30 yr (Long)	29	$4,020,125	$4,020,125	Sep-22	$(65,745)
U.S. Treasury Bond Ultra 30 yr (Long)	72	11,112,750	11,112,750	Sep-22	(274,584)
U.S. Treasury Note 2 yr (Long)	23	4,830,359	4,830,359	Sep-22	(28,442)
U.S. Treasury Note 2 yr (Short)	304	63,844,750	63,844,750	Sep-22	376,941
U.S. Treasury Note 5 yr (Long)	155	17,398,750	17,398,750	Sep-22	(174,724)
U.S. Treasury Note 5 yr (Short)	25	2,806,250	2,806,250	Sep-22	26,623
U.S. Treasury Note 10 yr (Long)	108	12,801,375	12,801,375	Sep-22	(177,431)
U.S. Treasury Note 10 yr (Short)	19	2,252,094	2,252,094	Sep-22	31,153
U.S. Treasury Note Ultra 10 yr (Long)	24	3,057,000	3,057,000	Sep-22	(51,265)
Unrealized appreciation					434,717
Unrealized (depreciation)					(772,191)
Total					$(337,474)

16 Putnam VT Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/22 (premiums $13,934,753) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985	$24,072,200	$466,038
3.195/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	14,363,800	1,102,853
(3.195)/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	14,363,800	2,133,312
Citibank, N.A.
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	1,877,700	42,793
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	1,877,700	227,164
Goldman Sachs International
(2.9425)/3 month USD-LIBOR-ICE/Feb-34	Feb-24/2.9425	14,962,300	568,119
2.9425/3 month USD-LIBOR-ICE/Feb-34	Feb-24/2.9425	14,962,300	728,664
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968	1,030,300	5,358
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	2,064,700	15,114
0.968/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968	1,030,300	183,115
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	2,064,700	183,862
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	14,803,400	527,445
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	14,803,400	722,406
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512	5,165,700	103
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	2,320,400	110,196
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	2,320,400	113,839
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	2,320,400	142,310
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	2,320,400	145,443
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00	3,110,300	182,077
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75	3,110,300	230,131
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00	3,110,300	250,037
1.512/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512	5,165,700	708,217
2.7875/3 month USD-LIBOR-ICE/Apr-59	Apr-29/2.7875	8,977,400	993,260
(2.7875)/3 month USD-LIBOR-ICE/Apr-59	Apr-29/2.7875	8,977,400	1,172,000
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	161,600	2,400
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	323,100	105,537
UBS AG
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	2,178,100	46,655
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	2,178,100	247,886
Total			$11,356,334

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(3.312)/3 month USD-LIBOR-ICE/Nov-38 (Purchased)	Nov-28/3.312	$30,423,400	$(554,649)	$1,220,587
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	281,187
(1.3925)/US SOFR/Dec-25 (Purchased)	Dec-23/1.3925	13,717,600	(125,516)	255,696
(1.76)/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	204,916
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485	2,428,500	(146,560)	185,416
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	152,729
(2.94)/US SOFR/Apr-25 (Purchased)	Apr-23/2.94	10,677,800	(114,252)	(13,347)
1.76/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	(41,540)
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	(49,601)
1.3925/US SOFR/Dec-25 (Purchased)	Dec-23/1.3925	13,717,600	(125,516)	(70,783)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	2,961,600	(145,668)	(83,665)
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(178,863)

Putnam VT Income Fund 17

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	$8,461,600	$(408,695)	$(246,063)
3.312/3 month USD-LIBOR-ICE/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(4,300,165)	(2,334,387)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	16,923,300	232,272	152,479
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	54,664
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	49,663
(1.6125)/US SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	48,352
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	4,230,800	66,000	41,758
3.69/US SOFR/Apr-25 (Written)	Apr-23/3.69	21,355,700	119,592	20,715
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	18,294
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46	1,196,000	168,995	2,296
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	(3,624)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	(12,452)
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46	1,196,000	168,995	(13,766)
1.6125/US SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	(85,689)
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	(321,414)
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415	7,528,300	159,035	(390,945)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	73,228
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	(64,872)
Citibank, N.A.
(1.648)/US SOFR/Sep-32 (Purchased)	Sep-22/1.648	5,061,500	(123,754)	402,592
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	296,518
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	190,861
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	162,417
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	1,246,300	(94,033)	150,902
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	1,048,600	(77,518)	126,545
(2.194)/3 month USD-LIBOR-ICE/Sep-52 (Purchased)	Sep-22/2.194	927,100	(22,739)	117,362
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	92,909
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	68,602
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	564,900	(42,283)	66,155
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	56,872
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(7,691)
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	(17,463)
(2.725)/US SOFR/Jul-32 (Purchased)	Jul-22/2.725	3,206,900	(65,421)	(19,530)
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	564,900	(42,283)	(35,668)
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	(36,190)
2.725/US SOFR/Jul-32 (Purchased)	Jul-22/2.725	3,206,900	(65,421)	(42,556)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(46,270)
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	(53,973)
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	(55,208)
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	(60,433)
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	1,048,600	(77,518)	(65,506)
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	1,246,300	(94,033)	(80,125)
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	(122,458)
1.648/US SOFR/Sep-32 (Purchased)	Sep-22/1.648	5,061,500	(123,754)	(122,488)
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	83,809
(1.245)/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	79,549
1.7075/3 month USD-LIBOR-ICE/Sep-27 (Written)	Sep-22/1.7075	4,449,900	23,584	(262,900)
1.245/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(272,114)
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	(383,847)

18 Putnam VT Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Deutsche Bank AG
(1.68)/US SOFR/Feb-57 (Purchased)	Feb-37/1.68	$3,741,600	$(551,699)	$70,828
(1.724)/US SOFR/Jan-47 (Purchased)	Jan-37/1.724	2,418,000	(199,606)	66,713
2.235/US SOFR/Jul-32 (Purchased)	Jul-22/2.235	3,209,000	(18,131)	(17,168)
1.724/US SOFR/Jan-47 (Purchased)	Jan-37/1.724	2,418,000	(199,606)	(48,868)
1.68/US SOFR/Feb-57 (Purchased)	Feb-37/1.68	3,741,600	(551,699)	(116,925)
(2.135)/US SOFR/Mar-42 (Written)	Mar-32/2.135	4,019,400	337,831	115,317
3.235/US SOFR/Jul-32 (Written)	Jul-22/3.235	3,209,000	22,864	17,553
2.135/US SOFR/Mar-42 (Written)	Mar-32/2.135	4,019,400	337,831	(99,561)
Goldman Sachs International
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	108,784
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	32,395
2.995/US SOFR/Aug-32 (Purchased)	Aug-22/2.995	2,075,200	(45,302)	4,441
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(4,618)
2.40/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	(6,827)
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(26,708)
(2.995)/US SOFR/Aug-32 (Purchased)	Aug-22/2.995	2,075,200	(45,302)	(28,409)
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	(62,361)
(1.71)/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71	745,600	100,954	56,516
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41	204,300	2,983	(11,780)
1.71/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71	745,600	100,954	(85,945)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07	4,323,000	89,486	(319,426)
JPMorgan Chase Bank N.A.
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	145,297
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	107,638
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	66,814
(1.805)/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805	915,600	(54,295)	66,308
(1.905)/US SOFR/Jan-42 (Purchased)	Jan-32/1.905	1,274,900	(93,068)	57,434
(1.544)/US SOFR/Jan-62 (Purchased)	Jan-32/1.544	478,100	(80,321)	27,687
(2.50)/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	7,495
(2.902)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(6,746)
2.50/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	(15,791)
1.544/US SOFR/Jan-62 (Purchased)	Jan-32/1.544	478,100	(80,321)	(27,381)
1.805/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805	915,600	(54,295)	(31,021)
1.905/US SOFR/Jan-42 (Purchased)	Jan-32/1.905	1,274,900	(93,068)	(33,645)
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(51,789)
2.902/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	(52,798)
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	(53,484)
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	(72,297)
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	97,854
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	35,283
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	13,895
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	(28,651)
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	(105,880)
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(236,781)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	2,125
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(7,699)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(11,349)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(39,629)

Putnam VT Income Fund 19

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	$1,398,800	$(73,157)	$94,251
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	15,317
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	(8,607)
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	(39,796)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	37,763
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	(40,373)
UBS AG
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	283,534
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	192,896
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	175,711
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	124,263
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	107,806
(1.87)/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87	1,363,900	(63,421)	16,121
(2.6525)/US SOFR/Aug-32 (Purchased)	Aug-22/2.6525	3,078,300	(62,951)	10,805
1.87/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87	1,363,900	(63,421)	(8,374)
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(44,057)
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(49,852)
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	(59,169)
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(68,901)
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(74,411)
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	2,946,900	78,314	58,142
2.8375/US SOFR/Aug-32 (Written)	Aug-22/2.8375	4,617,450	62,797	(7,388)
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	2,946,900	78,314	(197,590)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	264,025
(1.3875)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	190,756
(2.2775)/3 month USD-LIBOR-ICE/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	177,042
(2.16)/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	104,785
(1.8225)/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225	725,400	(53,535)	34,986
1.8225/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225	725,400	(53,535)	(20,725)
1.3875/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	(52,279)
2.16/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	(53,768)
1.405/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	(72,407)
2.2775/3 month USD-LIBOR-ICE/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(314,142)
(1.62)/US SOFR/Jan-27 (Written)	Jan-25/1.62	5,561,400	61,175	21,300
1.62/US SOFR/Jan-27 (Written)	Jan-25/1.62	5,561,400	61,175	(82,362)
Unrealized appreciation				7,666,953
Unrealized (depreciation)				(8,393,169)
Total				$(726,216)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/22	Principal	Settlement
(proceeds receivable $78,167,148) (Unaudited)	amount	date	Value
Uniform Mortgage-Backed Securities, 5.00%, 7/1/52	$21,000,000	7/14/22	$21,423,276
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	12,000,000	8/11/22	12,018,283
Uniform Mortgage-Backed Securities, 4.50%, 7/1/52	26,000,000	7/14/22	26,095,472
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	3,000,000	8/11/22	2,951,834
Uniform Mortgage-Backed Securities, 4.00%, 7/1/52	9,000,000	7/14/22	8,872,027
Uniform Mortgage-Backed Securities, 3.50%, 8/1/52	3,000,000	8/11/22	2,879,999
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	5,000,000	8/11/22	4,647,654
Total			$78,888,545

20 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$16,699,000	$571,941	$807	12/23/23	0.695% — Annually	Secured Overnight Financing	$542,866
					Rate — Annually
3,832,000	275,099	(615)	12/23/26	Secured Overnight Financing	1.085% — Annually	(260,893)
				Rate — Annually
13,584,000	1,696,642	(3,534)	12/23/31	Secured Overnight Financing	1.285% — Annually	(1,633,297)
				Rate — Annually
10,320,000	2,529,122	(18,376)	12/23/51	Secured Overnight Financing	1.437% — Annually	(2,488,410)
				Rate — Annually
5,436,000	186,020	(553)	12/24/23	0.697% — Annually	Secured Overnight Financing	175,629
					Rate — Annually
5,260,000	375,406	(704)	12/24/26	1.096% — Annually	Secured Overnight Financing	350,834
					Rate — Annually
17,192,000	2,147,797	(7,675)	12/24/31	1.285% — Annually	Secured Overnight Financing	2,055,936
					Rate — Annually
1,625,000	398,889	(878)	12/24/51	1.435% — Annually	Secured Overnight Financing	388,758
					Rate — Annually
499,000	113,453	(81)	12/31/51	1.525% — Annually	Secured Overnight Financing	110,313
					Rate — Annually
1,195,000	83,626	(159)	12/31/26	Secured Overnight Financing	1.135% — Annually	(78,531)
				Rate — Annually
290,200	13,340 E	(6)	1/15/47	1.724% — Annually	Secured Overnight Financing	13,334
					Rate — Annually
1,514,000	297,395	(52)	1/21/52	1.679% — Annually	Secured Overnight Financing	287,866
					Rate — Annually
1,314,000	272,129	(45)	1/19/52	Secured Overnight Financing	1.626% — Annually	(264,637)
				Rate — Annually
4,174,000	840,560	(142)	2/1/52	1.6545% — Annually	Secured Overnight Financing	815,682
					Rate — Annually
860,600	44,011 E	(29)	2/13/57	1.68% — Annually	Secured Overnight Financing	43,982
					Rate — Annually
4,273,600	683,391	(146)	2/24/52	Secured Overnight Financing	1.86% — Annually	(659,277)
				Rate — Annually
51,000	9,164	(2)	2/29/52	Secured Overnight Financing	1.762% — Annually	(8,945)
				Rate — Annually
1,700,000	149,362	(23)	2/29/32	Secured Overnight Financing	1.75% — Annually	(140,907)
				Rate — Annually
3,255,000	158,160	(26)	2/28/27	1.675% — Annually	Secured Overnight Financing	142,775
					Rate — Annually
3,354,000	84,923	(13)	2/29/24	Secured Overnight Financing	1.47709% — Annually	(70,965)
				Rate — Annually
1,072,400	99,905	(14)	3/7/32	3 month USD-LIBOR-ICE —	1.9575% — Semiannually	(94,434)
				Quarterly
2,443,000	257,346	(32)	3/9/32	1.5475% — Annually	Secured Overnight Financing	247,284
					Rate — Annually
2,533,000	268,118	(34)	3/9/32	1.5415% — Annually	Secured Overnight Financing	258,043
					Rate — Annually
1,335,000	119,216	(18)	3/11/32	1.737% — Annually	Secured Overnight Financing	113,579
					Rate — Annually
4,800,000	47,568	(18)	4/7/24	2.45% — Annually	Secured Overnight Financing	24,658
					Rate — Annually
1,910,000	27,409	(15)	4/7/27	Secured Overnight Financing	2.465% — Annually	(18,222)
				Rate — Annually
482,000	18,919	(6)	4/7/23	2.3305% — Annually	Secured Overnight Financing	16,754
					Rate — Annually
419,000	46,568	(14)	4/7/52	Secured Overnight Financing	2.1005% — Annually	(44,925)
				Rate — Annually
1,330,000	83,391	(45)	4/14/52	Secured Overnight Financing	2.3395% — Annually	(78,004)
				Rate — Annually
496,000	12,460	(7)	4/14/32	Secured Overnight Financing	2.4965% — Annually	(10,219)
				Rate — Annually

Putnam VT Income Fund 21

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$164,000	$2,227	$(1)	4/14/27	2.483% — Annually	Secured Overnight Financing	$1,508
					Rate — Annually
7,267,000	78,193	(27)	4/14/24	2.405% — Annually	Secured Overnight Financing	46,856
					Rate — Annually
8,507,100	38,707	(80)	5/2/27	Secured Overnight Financing	2.685% — Annually	(7,590)
				Rate — Annually
12,392,500	94,555	(47)	5/25/24	2.5945% — Annually	Secured Overnight Financing	71,635
					Rate — Annually
968,000	28,595	(33)	5/25/52	Secured Overnight Financing	2.501% — Annually	(26,931)
				Rate — Annually
413,700	5,448 E	(14)	5/28/57	2.40% — Annually	Secured Overnight Financing	5,434
					Rate — Annually
3,285,000	10,118	(44)	6/7/32	Secured Overnight Financing	2.7565% — Annually	(6,200)
				Rate — Annually
664,000	3,207	(23)	6/7/52	Secured Overnight Financing	2.622% — Annually	(2,429)
				Rate — Annually
9,738,800	27,853	(129)	6/8/32	Secured Overnight Financing	2.825% — Annually	40,241
				Rate — Annually
1,694,800	213,121	(212,721)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE —	349
					Quarterly
6,617,000	20,910	(25)	6/10/24	Secured Overnight Financing	2.833% — Annually	(13,222)
				Rate — Annually
5,520,000	4,471	(45)	6/10/27	2.8025% — Annually	Secured Overnight Financing	(10,851)
					Rate — Annually
27,978,500	181,860	(105)	6/15/24	Secured Overnight Financing	3.3385% — Annually	213,436
				Rate — Annually
14,788,500	273,587	(120)	6/15/27	3.185% — Annually	Secured Overnight Financing	(289,444)
					Rate — Annually
16,019,000	101,881 E	(33,006)	9/21/24	Secured Overnight Financing	3.40% — Annually	68,875
				Rate — Annually
43,083,000	952,996 E	487,747	9/21/27	3.30% — Annually	Secured Overnight Financing	(465,249)
					Rate — Annually
3,718,000	123,066 E	58,491	9/21/32	3.20% — Annually	Secured Overnight Financing	(64,574)
					Rate — Annually
8,516,000	781,173 E	(510,305)	9/21/52	Secured Overnight Financing	3.10% — Annually	270,433
				Rate — Annually
2,972,500	7,342 E	(42)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE —	(7,384)
					Quarterly
2,568,000	28,428	(21)	6/30/27	3.022% — Annually	Secured Overnight Financing	(28,664)
					Rate — Annually
Total		$(243,005)				$(467,144)

E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	B+/P	$3,281	$43,113	$9,592	5/11/63	300 bp — Monthly	$(6,290)
CMBX NA BBB–.6 Index	B+/P	6,388	95,207	21,183	5/11/63	300 bp — Monthly	(14,747)
CMBX NA BBB–.6 Index	B+/P	13,088	190,415	42,366	5/11/63	300 bp — Monthly	(29,183)
CMBX NA BBB–.6 Index	B+/P	12,483	196,702	43,765	5/11/63	300 bp — Monthly	(31,183)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	BBB+/P	1,895	12,800	1,260	5/11/63	200 bp — Monthly	640
CMBX NA A.6 Index	BBB+/P	6,021	31,200	3,070	5/11/63	200 bp — Monthly	2,962
CMBX NA A.6 Index	BBB+/P	7,403	50,400	4,959	5/11/63	200 bp — Monthly	2,461
CMBX NA BB.11 Index	BB–/P	87,010	154,000	30,169	11/18/54	500 bp — Monthly	56,970
CMBX NA BB.13 Index	BB–/P	12,097	121,000	28,375	12/16/72	500 bp — Monthly	(16,177)

22 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.14 Index	BB/P	$19,626	$179,000	$38,396	12/16/72	500 bp — Monthly	$(18,621)
CMBX NA BB.6 Index	CCC+/P	20,083	128,769	50,027	5/11/63	500 bp — Monthly	(29,836)
CMBX NA BB.7 Index	B/P	35,060	687,000	216,749	1/17/47	500 bp — Monthly	(181,116)
CMBX NA BB.9 Index	B/P	1,222	6,000	1,756	9/17/58	500 bp — Monthly	(530)
CMBX NA BB.9 Index	B/P	22,260	109,000	31,904	9/17/58	500 bp — Monthly	(9,553)
CMBX NA BBB–.10 Index	BB+/P	7,321	59,000	10,284	11/17/59	300 bp — Monthly	(2,933)
CMBX NA BBB–.10 Index	BB+/P	11,127	102,000	17,779	11/17/59	300 bp — Monthly	(6,600)
CMBX NA BBB–.11 Index	BBB–/P	8,331	133,000	21,426	11/18/54	300 bp — Monthly	(13,029)
CMBX NA BBB–.12 Index	BBB–/P	2,044	49,000	8,820	8/17/61	300 bp — Monthly	(6,752)
CMBX NA BBB–.12 Index	BBB–/P	17,031	289,000	52,020	8/17/61	300 bp — Monthly	(34,844)
CMBX NA BBB–.15 Index	BBB–/P	7,416	71,000	15,521	11/18/64	300 bp — Monthly	(8,069)
CMBX NA BBB–.15Index	BBB–/P	4,078	24,000	5,246	11/18/64	300 bp — Monthly	(1,156)
CMBX NA BBB–.6 Index	B+/P	43,988	137,422	30,575	5/11/63	300 bp — Monthly	13,481
CMBX NA BBB–.6 Index	B+/P	43,988	137,422	30,575	5/11/63	300 bp — Monthly	13,481
CMBX NA BBB–.6 Index	B+/P	53,778	176,044	39,168	5/11/63	300 bp — Monthly	14,697
Credit Suisse International
CMBX NA A.6 Index	BBB+/P	(1,759)	1,274,400	125,401	5/11/63	200 bp — Monthly	(126,710)
CMBX NA A.7 Index	BBB+/P	275	7,000	371	1/17/47	200 bp — Monthly	(94)
CMBX NA BB.7 Index	B/P	16,586	124,000	39,122	1/17/47	500 bp — Monthly	(22,432)
CMBX NA BBB–.6 Index	B+/P	221	1,796	400	5/11/63	300 bp — Monthly	(178)
CMBX NA BBB–.6 Index	B+/P	3,315	26,945	5,995	5/11/63	300 bp — Monthly	(2,667)
CMBX NA BBB–.6 Index	B+/P	353,017	3,374,469	750,794	5/11/63	300 bp — Monthly	(396,089)
CMBX NA BBB–.7 Index	BB–/P	4,347	55,000	10,280	1/17/47	300 bp — Monthly	(5,905)
CMBX NA BBB–.7 Index	BB–/P	18,774	254,000	47,473	1/17/47	300 bp — Monthly	(28,571)
Goldman Sachs International
CMBX NA A.6 Index	BBB+/P	1,175	6,400	630	5/11/63	200 bp — Monthly	548
CMBX NA A.6 Index	BBB+/P	2,473	38,400	3,779	5/11/63	200 bp — Monthly	(1,292)
CMBX NA A.6 Index	BBB+/P	5,764	42,400	4,172	5/11/63	200 bp — Monthly	1,607
CMBX NA A.6 Index	BBB+/P	2,102	55,200	5,432	5/11/63	200 bp — Monthly	(3,310)
CMBX NA A.6 Index	BBB+/P	7,487	91,200	8,974	5/11/63	200 bp — Monthly	(1,455)
CMBX NA A.6 Index	BBB+/P	5,771	91,200	8,974	5/11/63	200 bp — Monthly	(3,171)
CMBX NA A.6 Index	BBB+/P	4,580	116,800	11,493	5/11/63	200 bp — Monthly	(6,872)
CMBX NA A.6 Index	BBB+/P	(1,405)	118,400	11,651	5/11/63	200 bp — Monthly	(13,014)
CMBX NA A.6 Index	BBB+/P	17,438	120,000	11,808	5/11/63	200 bp — Monthly	5,672
CMBX NA A.6 Index	BBB+/P	25,520	140,800	13,855	5/11/63	200 bp — Monthly	11,715
CMBX NA A.6 Index	BBB+/P	15,136	239,200	23,537	5/11/63	200 bp — Monthly	(8,317)
CMBX NA A.6 Index	BBB+/P	12,062	312,000	30,701	5/11/63	200 bp — Monthly	(18,528)
CMBX NA A.6 Index	BBB+/P	34,242	526,400	51,798	5/11/63	200 bp — Monthly	(17,370)
CMBX NA BBB–.11 Index	BBB–/P	64	1,000	161	11/18/54	300 bp — Monthly	(97)
CMBX NA BBB–.14 Index	BBB–/P	919	20,000	4,172	12/16/72	300 bp — Monthly	(3,243)
CMBX NA BBB–.14 Index	BBB–/P	1,889	42,500	8,866	12/16/72	300 bp — Monthly	(6,956)
CMBX NA BBB–.15 Index	BBB–/P	3,976	64,000	13,990	11/18/64	300 bp — Monthly	(9,982)
CMBX NA BBB–.15 Index	BBB–/P	11,924	129,000	28,199	11/18/64	300 bp — Monthly	(16,211)
CMBX NA BBB–.15 Index	BBB–/P	11,486	129,000	28,199	11/18/64	300 bp — Monthly	(16,649)
CMBX NA BBB–.6 Index	B+/P	105	898	200	5/11/63	300 bp — Monthly	(94)
CMBX NA BBB–.6 Index	B+/P	2,537	8,084	1,799	5/11/63	300 bp — Monthly	742
CMBX NA BBB–.6 Index	B+/P	2,537	8,084	1,799	5/11/63	300 bp — Monthly	742
CMBX NA BBB–.6 Index	B+/P	571	8,084	1,799	5/11/63	300 bp — Monthly	(1,223)
CMBX NA BBB–.6 Index	B+/P	818	10,778	2,398	5/11/63	300 bp — Monthly	(1,575)
CMBX NA BBB–.6 Index	B+/P	5,305	44,011	9,792	5/11/63	300 bp — Monthly	(4,465)
CMBX NA BBB–.6 Index	B+/P	5,861	47,604	10,591	5/11/63	300 bp — Monthly	(4,707)
CMBX NA BBB–.6 Index	B+/P	3,993	49,400	10,991	5/11/63	300 bp — Monthly	(6,973)
CMBX NA BBB–.6 Index	B+/P	3,993	49,400	10,991	5/11/63	300 bp — Monthly	(6,973)
CMBX NA BBB–.6 Index	B+/P	5,063	53,891	11,990	5/11/63	300 bp — Monthly	(6,900)

Putnam VT Income Fund 23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	B+/P	$5,381	$61,076	$13,589	5/11/63	300 bp — Monthly	$(8,178)
CMBX NA BBB–.6 Index	B+/P	11,395	71,855	15,987	5/11/63	300 bp — Monthly	(4,556)
CMBX NA BBB–.6 Index	B+/P	4,167	75,447	16,786	5/11/63	300 bp — Monthly	(12,582)
CMBX NA BBB–.6 Index	B+/P	7,595	80,836	17,985	5/11/63	300 bp — Monthly	(10,350)
CMBX NA BBB–.6 Index	B+/P	5,119	94,309	20,983	5/11/63	300 bp — Monthly	(15,817)
CMBX NA BBB–.6 Index	B+/P	5,379	95,207	21,183	5/11/63	300 bp — Monthly	(15,757)
CMBX NA BBB–.6 Index	B+/P	51,465	168,858	37,570	5/11/63	300 bp — Monthly	13,980
CMBX NA BBB–.6 Index	B+/P	22,647	173,349	38,569	5/11/63	300 bp — Monthly	(15,836)
CMBX NA BBB–.6 Index	B+/P	10,113	185,025	41,167	5/11/63	300 bp — Monthly	(30,961)
CMBX NA BBB–.6 Index	B+/P	18,393	191,313	42,566	5/11/63	300 bp — Monthly	(24,077)
CMBX NA BBB–.6 Index	B+/P	23,812	194,007	43,165	5/11/63	300 bp — Monthly	(19,256)
CMBX NA BBB–.6 Index	B+/P	33,182	214,665	47,761	5/11/63	300 bp — Monthly	(14,472)
CMBX NA BBB–.6 Index	B+/P	20,522	245,204	54,556	5/11/63	300 bp — Monthly	(33,912)
CMBX NA BBB–.6 Index	B+/P	23,561	437,415	97,321	5/11/63	300 bp — Monthly	(73,541)
CMBX NA BBB–.7 Index	BB–/P	418	6,000	1,121	1/17/47	300 bp — Monthly	(700)
CMBX NA BBB–.7 Index	BB–/P	7,955	101,000	18,877	1/17/47	300 bp — Monthly	(10,872)
CMBX NA BBB–.7 Index	BB–/P	11,309	153,000	28,596	1/17/47	300 bp — Monthly	(17,210)
CMBX NA BBB–.7 Index	BB–/P	13,902	171,000	31,960	1/17/47	300 bp — Monthly	(17,972)
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	2,257	28,000	1,708	12/16/72	200 bp — Monthly	558
CMBX NA A.14 Index	A-/P	(488)	83,000	5,312	12/16/72	200 bp — Monthly	(5,773)
CMBX NA A.14 Index	A-/P	(1,284)	194,000	12,416	12/16/72	200 bp — Monthly	(13,635)
CMBX NA A.6 Index	BBB+/P	228,661	2,340,800	230,335	5/11/63	200 bp — Monthly	(847)
CMBX NA BB.10 Index	B+/P	5,777	72,000	23,422	5/11/63	500 bp — Monthly	(17,584)
CMBX NA BB.7 Index	B/P	120,945	247,000	77,929	1/17/47	500 bp — Monthly	43,222
Merrill Lynch International
CMBX NA BB.6 Index	CCC+/P	5,518	24,834	9,648	5/11/63	500 bp — Monthly	(4,109)
CMBX NA BBB–.6 Index	B+/P	22,903	76,345	16,986	5/11/63	300 bp — Monthly	5,955
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	(1,011)	121,000	7,381	12/16/72	200 bp — Monthly	(8,352)
CMBX NA A.14 Index	A-/P	(27)	2,000	128	12/16/72	200 bp — Monthly	(154)
CMBX NA A.14 Index	A-/P	(75)	6,000	384	12/16/72	200 bp — Monthly	(457)
CMBX NA A.14 Index	A-/P	(746)	67,000	4,288	12/16/72	200 bp — Monthly	(5,011)
CMBX NA A.14 Index	A-/P	(429)	73,000	4,672	12/16/72	200 bp — Monthly	(5,077)
CMBX NA A.14 Index	A-/P	(1,007)	80,000	5,120	12/16/72	200 bp — Monthly	(6,100)
CMBX NA A.14 Index	A-/P	1,074	84,000	5,376	12/16/72	200 bp — Monthly	(4,274)
CMBX NA A.14 Index	A-/P	(2,418)	163,000	10,432	12/16/72	200 bp — Monthly	(12,796)
CMBX NA A.14 Index	A-/P	(2,540)	163,000	10,432	12/16/72	200 bp — Monthly	(12,917)
CMBX NA A.14 Index	A-/P	(2,540)	163,000	10,432	12/16/72	200 bp — Monthly	(12,917)
CMBX NA A.14 Index	A-/P	(3,437)	244,000	15,616	12/16/72	200 bp — Monthly	(18,972)
CMBX NA A.14 Index	A-/P	7,108	253,000	16,192	12/16/72	200 bp — Monthly	(9,000)
CMBX NA A.6 Index	BBB+/P	4,900	39,200	3,857	5/11/63	200 bp — Monthly	1,057
CMBX NA A.7 Index	BBB+/P	(13)	13,000	689	1/17/47	200 bp — Monthly	(697)
CMBX NA BB.13 Index	BB–/P	2,301	24,000	5,628	12/16/72	500 bp — Monthly	(3,307)
CMBX NA BB.13 Index	BB–/P	8,852	92,000	21,574	12/16/72	500 bp — Monthly	(12,645)
CMBX NA BB.13 Index	BB–/P	10,438	113,000	26,499	12/16/72	500 bp — Monthly	(15,967)
CMBX NA BBB–.12 Index	BBB–/P	7,013	119,000	21,420	8/17/61	300 bp — Monthly	(14,348)
CMBX NA BBB–.12 Index	BBB–/P	8,329	194,000	34,920	8/17/61	300 bp — Monthly	(26,494)
CMBX NA BBB–.13 Index	BBB–/P	90	2,000	399	12/16/72	300 bp — Monthly	(307)
CMBX NA BBB–.13 Index	BBB–/P	1,422	7,000	1,396	12/16/72	300 bp — Monthly	30
CMBX NA BBB–.13 Index	BBB–/P	1,562	17,000	3,390	12/16/72	300 bp — Monthly	(1,820)
CMBX NA BBB–.13 Index	BBB–/P	11,844	63,000	12,562	12/16/72	300 bp — Monthly	(686)
CMBX NA BBB–.14 Index	BBB–/P	669	11,000	2,295	12/16/72	300 bp — Monthly	(1,620)

24 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.14 Index	BBB–/P	$617	$11,000	$2,295	12/16/72	300 bp — Monthly	$(1,672)
CMBX NA BBB–.15 Index	BBB–/P	3,497	62,000	13,553	11/18/64	300 bp — Monthly	(10,025)
Upfront premium received		1,770,437	Unrealized appreciation				190,520
Upfront premium (paid)		(19,179)	Unrealized (depreciation)				(1,706,254)
Total		$1,751,258	Total				$(1,515,734)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(47,452)	$462,400	$45,500	5/11/63	(200 bp) — Monthly	$(2,115)
CMBX NA A.6 Index	(45,648)	453,600	44,634	5/11/63	(200 bp) — Monthly	(1,174)
CMBX NA A.7 Index	(148)	20,000	1,060	1/17/47	(200 bp) — Monthly	905
CMBX NA BB.10 Index	(45,086)	187,000	60,831	11/17/59	(500 bp) — Monthly	15,589
CMBX NA BB.10 Index	(35,955)	141,000	45,867	11/17/59	(500 bp) — Monthly	9,795
CMBX NA BB.10 Index	(7,932)	76,000	24,723	11/17/59	(500 bp) — Monthly	16,728
CMBX NA BB.10 Index	(6,798)	62,000	20,169	11/17/59	(500 bp) — Monthly	13,319
CMBX NA BB.11 Index	(9,170)	127,000	24,879	11/18/54	(500 bp) — Monthly	15,603
CMBX NA BB.11 Index	(934)	18,000	3,526	11/18/54	(500 bp) — Monthly	2,577
CMBX NA BB.11 Index	(619)	9,000	1,763	11/18/54	(500 bp) — Monthly	1,137
CMBX NA BB.8 Index	(14,155)	110,160	40,902	10/17/57	(500 bp) — Monthly	26,656
CMBX NA BB.8 Index	(22,740)	63,777	23,680	10/17/57	(500 bp) — Monthly	887
CMBX NA BB.9 Index	(564)	14,000	4,098	9/17/58	(500 bp) — Monthly	3,522
CMBX NA BB.9 Index	(581)	9,000	2,634	9/17/58	(500 bp) — Monthly	2,046
CMBX NA BBB–.10 Index	(33,665)	113,000	19,696	11/17/59	(300 bp) — Monthly	(14,026)
CMBX NA BBB–.10 Index	(10,708)	84,000	14,641	11/17/59	(300 bp) — Monthly	3,891
CMBX NA BBB–.10 Index	(11,987)	76,000	13,247	11/17/59	(300 bp) — Monthly	1,222
CMBX NA BBB–.10 Index	(16,945)	73,000	12,724	11/17/59	(300 bp) — Monthly	(4,258)
CMBX NA BBB–.10 Index	(12,303)	50,000	8,715	11/17/59	(300 bp) — Monthly	(3,613)
CMBX NA BBB–.10 Index	(9,605)	44,000	7,669	11/17/59	(300 bp) — Monthly	(1,958)
CMBX NA BBB–.10 Index	(8,589)	36,000	6,275	11/17/59	(300 bp) — Monthly	(2,332)
CMBX NA BBB–.10 Index	(6,311)	29,000	5,055	11/17/59	(300 bp) — Monthly	(1,271)
CMBX NA BBB–.11 Index	(6,752)	47,000	7,572	11/18/54	(300 bp) — Monthly	796
CMBX NA BBB–.11 Index	(2,564)	8,000	1,289	11/18/54	(300 bp) — Monthly	(1,279)
CMBX NA BBB–.12 Index	(13,700)	199,000	35,820	8/17/61	(300 bp) — Monthly	22,021
CMBX NA BBB–.12 Index	(50,749)	146,000	26,280	8/17/61	(300 bp) — Monthly	(24,542)
CMBX NA BBB–.12 Index	(29,727)	89,000	16,020	8/17/61	(300 bp) — Monthly	(13,752)
CMBX NA BBB–.12 Index	(13,698)	72,000	12,960	8/17/61	(300 bp) — Monthly	(774)
CMBX NA BBB–.12 Index	(23,551)	67,000	12,060	8/17/61	(300 bp) — Monthly	(11,525)
CMBX NA BBB–.12 Index	(11,056)	49,000	8,820	8/17/61	(300 bp) — Monthly	(2,261)
CMBX NA BBB–.12 Index	(5,251)	31,000	5,580	8/17/61	(300 bp) — Monthly	314
CMBX NA BBB–.12 Index	(3,466)	17,000	3,060	8/17/61	(300 bp) — Monthly	(415)
CMBX NA BBB–.12 Index	(1,092)	16,000	2,880	8/17/61	(300 bp) — Monthly	1,780
CMBX NA BBB–.13 Index	(1,782)	35,000	6,979	12/16/72	(300 bp) — Monthly	5,179
CMBX NA BBB–.13 Index	(1,765)	35,000	6,979	12/16/72	(300 bp) — Monthly	5,197
CMBX NA BBB–.13 Index	(1,040)	19,000	3,789	12/16/72	(300 bp) — Monthly	2,739
CMBX NA BBB–.14 Index	(12,332)	62,000	12,933	12/16/72	(300 bp) — Monthly	570

Putnam VT Income Fund 25

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.14 Index	$(2,280)	$14,000	$2,920	12/16/72	(300 bp) — Monthly	$634
CMBX NA BBB–.14 Index	(1,634)	8,500	1,773	12/16/72	(300 bp) — Monthly	135
CMBX NA BBB–.8 Index	(45,156)	289,000	49,910	10/17/57	(300 bp) — Monthly	4,610
CMBX NA BBB–.8 Index	(19,703)	148,000	25,560	10/17/57	(300 bp) — Monthly	5,783
CMBX NA BBB–.8 Index	(20,815)	133,000	22,969	10/17/57	(300 bp) — Monthly	2,088
CMBX NA BBB–.8 Index	(16,373)	118,000	20,379	10/17/57	(300 bp) — Monthly	3,947
CMBX NA BBB–.8 Index	(15,807)	100,000	17,270	10/17/57	(300 bp) — Monthly	1,413
CMBX NA BBB–.8 Index	(15,869)	100,000	17,270	10/17/57	(300 bp) — Monthly	1,351
CMBX NA BBB–.8 Index	(9,017)	63,000	10,880	10/17/57	(300 bp) — Monthly	1,832
CMBX NA BBB–.8 Index	(8,186)	59,000	10,189	10/17/57	(300 bp) — Monthly	1,974
Credit Suisse International
CMBX NA BB.10 Index	(18,670)	157,000	51,072	11/17/59	(500 bp) — Monthly	32,271
CMBX NA BB.10 Index	(20,948)	157,000	51,072	11/17/59	(500 bp) — Monthly	29,994
CMBX NA BB.10 Index	(10,317)	83,000	27,000	11/17/59	(500 bp) — Monthly	16,614
CMBX NA BB.7 Index	(76,651)	466,000	147,023	1/17/47	(500 bp) — Monthly	69,984
CMBX NA BB.7 Index	(54,971)	298,000	94,019	1/17/47	(500 bp) — Monthly	38,800
Goldman Sachs International
CMBX NA BB.10 Index	(23,983)	106,000	34,482	11/17/59	(500 bp) — Monthly	10,411
CMBX NA BB.7 Index	(39,798)	196,000	61,838	1/17/47	(500 bp) — Monthly	21,877
CMBX NA BB.7 Index	(16,712)	102,000	32,181	1/17/47	(500 bp) — Monthly	15,384
CMBX NA BB.7 Index	(6,810)	45,000	14,198	1/17/47	(500 bp) — Monthly	7,350
CMBX NA BB.8 Index	(44,946)	117,890	43,773	10/17/57	(500 bp) — Monthly	(1,271)
CMBX NA BB.8 Index	(42,063)	115,958	43,055	10/17/57	(500 bp) — Monthly	896
CMBX NA BB.8 Index	(42,135)	115,958	43,055	10/17/57	(500 bp) — Monthly	823
CMBX NA BB.8 Index	(33,687)	95,665	35,520	10/17/57	(500 bp) — Monthly	1,754
CMBX NA BB.8 Index	(32,756)	87,935	32,650	10/17/57	(500 bp) — Monthly	(179)
CMBX NA BB.8 Index	(4,192)	35,754	13,275	10/17/57	(500 bp) — Monthly	9,054
CMBX NA BB.9 Index	(2,296)	22,000	6,439	9/17/58	(500 bp) — Monthly	4,125
CMBX NA BB.9 Index	(319)	2,000	585	9/17/58	(500 bp) — Monthly	264
CMBX NA BBB–.10 Index	(4,522)	29,000	5,055	11/17/59	(300 bp) — Monthly	518
CMBX NA BBB–.10 Index	(5,468)	25,000	4,358	11/17/59	(300 bp) — Monthly	(1,123)
CMBX NA BBB–.12 Index	(4,289)	22,000	3,960	8/17/61	(300 bp) — Monthly	(340)
CMBX NA BBB–.6 Index	(65,673)	216,462	48,161	5/11/63	(300 bp) — Monthly	(17,620)
CMBX NA BBB–.6 Index	(2,201)	39,520	8,793	5/11/63	(300 bp) — Monthly	6,572
CMBX NA BBB–.8 Index	(7,245)	56,000	9,671	10/17/57	(300 bp) — Monthly	2,398
JPMorgan Securities LLC
CMBX NA BB.11 Index	(85,971)	153,603	59,675	5/11/63	(500 bp) — Monthly	(26,425)
CMBX NA BB.8 Index	(16,356)	31,888	11,840	10/17/57	(500 bp) — Monthly	(4,542)
CMBX NA BBB–.10 Index	(28,875)	229,000	39,915	11/17/59	(300 bp) — Monthly	10,925
CMBX NA BBB–.11 Index	(4,846)	44,000	7,088	11/18/54	(300 bp) — Monthly	2,220
CMBX NA BBB–.12 Index	(2,403)	20,000	3,600	8/17/61	(300 bp) — Monthly	1,187
CMBX NA BBB–.7 Index	(81,697)	348,000	65,041	1/17/47	(300 bp) — Monthly	(16,830)
CMBX NA BBB–.8 Index	(33,578)	242,000	41,793	10/17/57	(300 bp) — Monthly	8,095
Merrill Lynch International
CMBX NA BB.10 Index	(8,592)	151,000	49,120	11/17/59	(500 bp) — Monthly	40,403
CMBX NA BB.7 Index	(20,471)	118,000	37,229	1/17/47	(500 bp) — Monthly	16,660
CMBX NA BBB–.10 Index	(16,900)	78,000	13,595	11/17/59	(300 bp) — Monthly	(3,344)
CMBX NA BBB–.7 Index	(11,964)	146,000	27,287	1/17/47	(300 bp) — Monthly	15,250
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(20,938)	200,000	19,680	5/11/63	(200 bp) — Monthly	(1,328)
CMBX NA A.6 Index	(15,160)	125,600	12,359	5/11/63	(200 bp) — Monthly	(2,846)
CMBX NA BB.10 Index	(38,750)	165,000	53,675	11/17/59	(500 bp) — Monthly	14,787
CMBX NA BB.10 Index	(25,211)	83,000	27,000	11/17/59	(500 bp) — Monthly	1,719

26 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.10 Index	$(7,971)	$76,000	$24,723	11/17/59	(500 bp) — Monthly	$16,689
CMBX NA BB.8 Index	(7,247)	19,326	7,176	10/17/57	(500 bp) — Monthly	(88)
CMBX NA BB.9 Index	(3,165)	36,000	10,537	9/17/58	(500 bp) — Monthly	7,342
CMBX NA BB.9 Index	(608)	10,000	2,927	9/17/58	(500 bp) — Monthly	2,311
CMBX NA BB.9 Index	(615)	10,000	2,927	9/17/58	(500 bp) — Monthly	2,304
CMBX NA BB.9 Index	(431)	7,000	2,049	9/17/58	(500 bp) — Monthly	1,612
CMBX NA BB.9 Index	(201)	5,000	1,464	9/17/58	(500 bp) — Monthly	1,258
CMBX NA BBB–.10 Index	(19,572)	226,000	39,392	11/17/59	(300 bp) — Monthly	19,707
CMBX NA BBB–.10 Index	(22,448)	177,000	30,851	11/17/59	(300 bp) — Monthly	8,314
CMBX NA BBB–.10 Index	(41,688)	171,000	29,805	11/17/59	(300 bp) — Monthly	(11,969)
CMBX NA BBB–.10 Index	(19,912)	157,000	27,365	11/17/59	(300 bp) — Monthly	7,375
CMBX NA BBB–.10 Index	(8,884)	72,000	12,550	11/17/59	(300 bp) — Monthly	3,630
CMBX NA BBB–.10 Index	(12,016)	69,000	12,027	11/17/59	(300 bp) — Monthly	(24)
CMBX NA BBB–.10 Index	(8,987)	38,000	6,623	11/17/59	(300 bp) — Monthly	(2,383)
CMBX NA BBB–.10 Index	(4,584)	21,000	3,660	11/17/59	(300 bp) — Monthly	(934)
CMBX NA BBB–.10 Index	(4,362)	19,000	3,312	11/17/59	(300 bp) — Monthly	(1,060)
CMBX NA BBB–.10 Index	(2,602)	12,000	2,092	11/17/59	(300 bp) — Monthly	(516)
CMBX NA BBB–.10 Index	(2,379)	11,000	1,917	11/17/59	(300 bp) — Monthly	(467)
CMBX NA BBB–.11 Index	(20,805)	65,000	10,472	11/18/54	(300 bp) — Monthly	(10,366)
CMBX NA BBB–.11 Index	(18,990)	60,000	9,666	11/18/54	(300 bp) — Monthly	(9,354)
CMBX NA BBB–.11 Index	(16,964)	53,000	8,538	11/18/54	(300 bp) — Monthly	(8,452)
CMBX NA BBB–.12 Index	(53,096)	228,000	41,040	8/17/61	(300 bp) — Monthly	(12,170)
CMBX NA BBB–.12 Index	(2,350)	57,000	10,260	8/17/61	(300 bp) — Monthly	7,882
CMBX NA BBB–.12 Index	(14,955)	45,000	8,100	8/17/61	(300 bp) — Monthly	(6,878)
CMBX NA BBB–.12 Index	(2,381)	43,000	7,740	8/17/61	(300 bp) — Monthly	5,337
CMBX NA BBB–.12 Index	(6,678)	32,000	5,760	8/17/61	(300 bp) — Monthly	(934)
CMBX NA BBB–.7 Index	(22,314)	219,000	40,931	1/17/47	(300 bp) — Monthly	18,508
CMBX NA BBB–.8 Index	(21,158)	156,000	26,941	10/17/57	(300 bp) — Monthly	5,706
CMBX NA BBB–.8 Index	(21,255)	156,000	26,941	10/17/57	(300 bp) — Monthly	5,608
CMBX NA BBB–.8 Index	(17,889)	141,000	24,351	10/17/57	(300 bp) — Monthly	6,391
CMBX NA BBB–.8 Index	(17,933)	141,000	24,351	10/17/57	(300 bp) — Monthly	6,347
CMBX NA BBB–.8 Index	(18,463)	129,000	22,278	10/17/57	(300 bp) — Monthly	3,751
CMBX NA BBB–.8 Index	(18,903)	122,000	21,069	10/17/57	(300 bp) — Monthly	2,106
CMBX NA BBB–.8 Index	(18,039)	115,000	19,861	10/17/57	(300 bp) — Monthly	1,762
CMBX NA BBB–.8 Index	(3,906)	25,000	4,318	10/17/57	(300 bp) — Monthly	399
Upfront premium received	—		Unrealized appreciation			690,914
Upfront premium (paid)	(2,117,375)		Unrealized (depreciation)			(226,738)
Total	$(2,117,375)		Total			$464,176

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Income Fund 27

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,093,657	$—
Collateralized loan obligations	—	5,764,262	—
Corporate bonds and notes	—	56,097,494	—
Mortgage-backed securities	—	70,646,576	—
Purchased swap options outstanding	—	970,653	—
U.S. government and agency mortgage obligations	—	169,740,345	—
U.S. treasury obligations	—	372,014	—
Short-term investments	260,000	34,554,539	—
Totals by level	$260,000	$342,239,540	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(337,474)	$—	$—
Written swap options outstanding	—	(11,356,334)	—
Forward premium swap option contracts	—	(726,216)	—
TBA sale commitments	—	(78,888,545)	—
Interest rate swap contracts	—	(224,139)	—
Credit default contracts	—	(685,441)	—
Totals by level	$(337,474)	$(91,880,675)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

28 Putnam VT Income Fund

Statement of assets and liabilities
6/30/22 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $339,014,788)	$324,054,060
Affiliated issuers (identified cost $18,445,480) (Note 5)	18,445,480
Cash	273,038
Interest and other receivables	1,664,568
Receivable for shares of the fund sold	9,033
Receivable for investments sold	37,187
Receivable for sales of TBA securities (Note 1)	140,980,749
Receivable for variation margin on futures contracts (Note 1)	481,172
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,066,337
Unrealized appreciation on forward premium swap option contracts (Note 1)	7,666,953
Unrealized appreciation on OTC swap contracts (Note 1)	881,434
Premium paid on OTC swap contracts (Note 1)	2,136,554
Total assets	497,696,565

Liabilities
Payable for investments purchased	276,080
Payable for purchases of TBA securities (Note 1)	219,423,358
Payable for shares of the fund repurchased	551,668
Payable for compensation of Manager (Note 2)	55,888
Payable for custodian fees (Note 2)	34,886
Payable for investor servicing fees (Note 2)	20,880
Payable for Trustee compensation and expenses (Note 2)	133,253
Payable for administrative services (Note 2)	664
Payable for distribution fees (Note 2)	16,398
Payable for variation margin on futures contracts (Note 1)	207,875
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,138,356
Unrealized depreciation on OTC swap contracts (Note 1)	1,932,992
Premium received on OTC swap contracts (Note 1)	1,770,437
Unrealized depreciation on forward premium swap option contracts (Note 1)	8,393,169
Written options outstanding, at value (premiums $13,934,753) (Note 1)	11,356,334
TBA sale commitments, at value (proceeds receivable $78,167,148) (Note 1)	78,888,545
Collateral on certain derivative contracts, at value (Notes 1 and 8)	632,014
Other accrued expenses	105,027
Total liabilities	324,937,824

Net assets	$172,758,741

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$253,160,858
Total distributable earnings (Note 1)	(80,402,117)
Total — Representing net assets applicable to capital shares outstanding	$172,758,741

Computation of net asset value Class IA
Net assets	$93,885,466
Number of shares outstanding	10,642,989
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.82

Computation of net asset value Class IB
Net assets	$78,873,275
Number of shares outstanding	9,039,945
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.72

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 29

Statement of operations
Six months ended 6/30/22 (Unaudited)

Investment income
Interest (including interest income of $28,865 from investments in affiliated issuers) (Note 5)	$4,066,080
Total investment income	4,066,080

Expenses
Compensation of Manager (Note 2)	368,854
Investor servicing fees (Note 2)	67,545
Custodian fees (Note 2)	32,119
Trustee compensation and expenses (Note 2)	4,024
Distribution fees (Note 2)	111,972
Administrative services (Note 2)	1,962
Auditing and tax fees	65,257
Other	61,104
Total expenses	712,837

Expense reduction (Note 2)	(49)
Net expenses	712,788

Net investment income	3,353,292

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(13,815,326)
Futures contracts (Note 1)	(1,632,112)
Swap contracts (Note 1)	(4,604,380)
Written options (Note 1)	(1,821,043)
Total net realized loss	(21,872,861)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(6,843,939)
Futures contracts	(713,021)
Swap contracts	1,776,463
Written options	3,204,991
Total change in net unrealized depreciation	(2,575,506)

Net loss on investments	(24,448,367)

Net decrease in net assets resulting from operations	$(21,095,075)

The accompanying notes are an integral part of these financial statements.

30 Putnam VT Income Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/22*	12/31/21
Decrease in net assets
Operations:
Net investment income	$3,353,292	$7,329,284
Net realized loss on investments	(21,872,861)	(8,693,603)
Change in net unrealized depreciation of investments	(2,575,506)	(9,144,943)
Net decrease in net assets resulting from operations	(21,095,075)	(10,509,262)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(5,743,187)	(1,955,731)
Class IB	(4,841,625)	(1,521,694)
Net realized short-term gain on investments
Class IA	—	(5,322,153)
Class IB	—	(4,952,963)
From net realized long-term gain on investments
Class IA	—	(160,306)
Class IB	—	(149,186)
Decrease from capital share transactions (Note 4)	(6,346,871)	(6,186,565)
Total decrease in net assets	(38,026,758)	(30,757,860)
Net assets:
Beginning of period	210,785,499	241,543,359
End of period	$172,758,741	$210,785,499

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 31

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/22 †	$10.40	.17	(1.20)	(1.03)	(.55)	—	(.55)	—	$8.82	(10.23)*	$93,885	.31*[g]	1.80*	654*
12/31/21	11.60	.36	(.87)	(.51)	(.18)	(.51)	(.69)	—	10.40	(4.44)	111,757.56		3.36	800
12/31/20	11.63	.33	.32	.65	(.58)	(.10)	(.68)	—	11.60	6.00	126,631.57		2.88	842
12/31/19	10.81	.42	.87	1.29	(.39)	(.08)	(.47)	—	11.63	12.24	133,986.57		3.71	580
12/31/18	11.13	.46	(.42)	.04	(.36)	—	(.36)	—	10.81	.37	125,244.59		4.28	566
12/31/17	11.01	.45	.18	.63	(.51)	—	(.51)	—[f]	11.13	5.90	135,029.58		4.08	848
Class IB
6/30/22†	$10.28	.16	(1.20)	(1.04)	(.52)	—	(.52)	—	$8.72	(10.42)*	$78,873	.44*[g]	1.67*	654*
12/31/21	11.46	.33	(.85)	(.52)	(.15)	(.51)	(.66)	—	10.28	(4.59)	99,028.81		3.12	800
12/31/20	11.50	.30	.32	.62	(.56)	(.10)	(.66)	—	11.46	5.72	114,913.82		2.62	842
12/31/19	10.70	.39	.85	1.24	(.36)	(.08)	(.44)	—	11.50	11.89	116,070.82		3.47	580
12/31/18	11.01	.43	(.41)	.02	(.33)	—	(.33)	—	10.70	.20	103,935.84		4.03	566
12/31/17	10.90	.42	.17	.59	(.48)	—	(.48)	—[f]	11.01	5.59	116,506.83		3.83	848

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclays Capital, Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

g Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Income Fund

Notes to financial statements 6/30/22 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2022 through June 30, 2022.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, or (to a lesser extent) foreign currencies, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Putnam VT Income Fund 33

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers.

34 Putnam VT Income Fund

Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $12,404,123 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $12,646,861 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2021, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$29,559,653	$7,337,689	$36,897,342

Putnam VT Income Fund 35

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $274,792,595, resulting in gross unrealized appreciation and depreciation of $15,632,683 and $40,143,887, respectively, or net unrealized depreciation of $24,511,204.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 31.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.191% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% (prior to July 1, 2022, the annual rate was 0.25%) of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$35,934
Class IB	31,611
Total	$67,545

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $49 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $144, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$1,562,418,734	$1,532,349,242
U.S. government securities
(Long-term)	—	—
Total	$1,562,418,734	$1,532,349,242

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

36 Putnam VT Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/22		Year ended 12/31/21		Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	150,515	$1,461,735	525,564	$5,683,102	860,822	$8,125,173	1,420,053	$15,163,811
Shares issued in connection with
reinvestment of distributions	613,588	5,743,187	704,374	7,438,190	522,854	4,841,625	633,254	6,623,843
	764,103	7,204,922	1,229,938	13,121,292	1,383,676	12,966,798	2,053,307	21,787,654
Shares repurchased	(865,455)	(8,176,546)	(1,405,565)	(15,181,659)	(1,980,578)	(18,342,045)	(2,442,814)	(25,913,852)
Net decrease	(101,352)	$(971,624)	(175,627)	$(2,060,367)	(596,902)	$(5,375,247)	(389,507)	$(4,126,198)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/21	Purchase cost	Sale proceeds	Investment income	6/30/22
Short-term investments
Putnam Short Term Investment Fund*	$25,982,050	$35,225,484	$42,762,054	$28,865	$18,445,480
Total Short-term investments	$25,982,050	$35,225,484	$42,762,054	$28,865	$18,445,480

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021.LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$506,100,000
Written swap option contracts (contract amount)	$429,500,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$284,300,000
Centrally cleared total return swap contracts (notional)	$3,300,000
OTC credit default contracts (notional)	$38,800,000

Putnam VT Income Fund 37

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$2,581,551	Payables	$3,266,992
Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	16,145,185*	depreciation	27,818,695*
Total		$18,726,736		$31,085,687

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(342,323)	$(342,323)
Interest rate contracts	(1,414,272)	(1,632,112)	(4,262,057)	$(7,308,441)
Total	$(1,414,272)	$(1,632,112)	$(4,604,380)	$(7,650,764)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$1,485,714	$1,485,714
Interest rate contracts	3,737,694	(713,021)	290,749	$3,315,422
Total	$3,737,694	$(713,021)	$1,776,463	$4,801,136

38 Putnam VT Income Fund

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Putnam VT Income Fund 39

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$1,066,337	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,066,337
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	772,205	369,220	—	439,988	—	228,356	126,896	644,886	—	—	—	2,581,551
Futures contracts§	—	—	—	—	—	—	—	—	—	—	481,172	—	—	—	—	—	481,172
Forward premium swap
option contracts#	2,688,752	73,228	—	—	1,895,093	—	—	270,411	202,136	625,705	—	—	2,125	147,331	969,278	792,894	7,666,953
Purchased swap options**#	13,240	—	—	—	—	—	—	—	—	—	—	—	957,413	—	—	—	970,653
Total Assets	$2,701,992	$73,228	$1,066,337	$—	$1,895,093	$772,205	$369,220	$270,411	$642,124	$625,705	$709,528	$126,896	$1,604,424	$147,331	$969,278	$792,894	$12,766,666
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	1,138,356	—	—	—	—	—	—	—	—	—	—	—	—	—	1,138,356
OTC Credit default contracts —
protection sold*#	116,643	—	—	—	—	636,303	977,422	—	920,121	—	349,927	26,575	240,001	—	—	—	3,266,992
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	207,875	—	—	—	—	—	207,875
Forward premium swap
option contracts#	3,846,139	64,872	—	—	1,684,420	—	—	282,522	546,074	716,264	—	—	58,677	88,776	509,742	595,683	8,393,169
Written swap options#	3,702,203	—	—	—	269,957	—	—	—	1,296,783	1,637,300	—	—	4,047,613	107,937	294,541	—	11,356,334
Total Liabilities	$7,664,985	$64,872	$1,138,356	$—	$1,954,377	$636,303	$977,422	$282,522	$2,762,978	$2,353,564	$557,802	$26,575	$4,346,291	$196,713	$804,283	$595,683	$24,362,726
Total Financial and Derivative
Net Assets	$(4,962,993)	$8,356	$(72,019)	$—	$(59,284)	$135,902	$(608,202)	$(12,111)	$(2,120,854)	$(1,727,859)	$151,726	$100,321	$(2,741,867)	$(49,382)	$164,995	$197,211	$(11,596,060)
Total collateral
received (pledged)†##	$(4,962,993)	$—	$—	$—	$—	$—	$(608,202)	$—	$(2,120,854)	$(1,727,859)	$(134,901)	$—	$(2,741,867)	$—	$164,995	$197,211
Net amount	$—	$8,356	$(72,019)	$—	$(59,284)	$135,902	$—	$(12,111)	$—	$—	$286,627	$100,321	$—	$(49,382)	$—	$—
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$260,000	$372,014	$632,014
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(5,084,753)	$—	$—	$(187,812)	$—	$—	$(629,710)	$—	$(2,214,324)	$(1,762,136)	$(665,632)	$—	$(2,821,037)	$—	$—	$—	$(13,365,404)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,033,108 and $1,168,865, respectively.

40 Putnam VT Income Fund	Putnam VT Income Fund 41

Shareholder meeting results (Unaudited)

June 29, 2022 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld
Liaquat Ahamed	367,407,973	17,233,651
Barbara M. Baumann	368,543,732	16,097,891
Katinka Domotorffy	370,405,107	14,236,517
Catharine Bond Hill	368,981,588	15,660,035
Kenneth R. Leibler	368,097,861	16,543,762
Jennifer W. Murphy	369,061,225	15,580,398
Marie Pillai	369,504,026	15,137,598
George Putnam, III	368,189,409	16,452,215
Robert L. Reynolds	369,089,761	15,551,863
Manoj P. Singh	369,110,059	15,531,565
Mona K. Sutphen	371,262,782	13,378,842

All tabulations are rounded to the nearest whole number.

42 Putnam VT Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2022, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2022, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2022 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract and the approval of your fund’s amended and restated sub-management contract, effective July 1, 2022. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) The Trustees considered that the proposed amended and restated sub-management contract would lower the sub-management fees paid by Putnam Management to PIL.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2021. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees,

Putnam VT Income Fund 43

distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2021. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2024. Putnam Management and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management contract and to approve your fund’s amended and restated sub-management contract.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2021. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2021 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, the Putnam funds’ performance was generally solid in 2021 against a backdrop of strong U.S. economic and financial market growth. The Trustees considered Putnam Management’s observation that, despite an environment of generally strong growth, there had been various headwinds experienced in 2021. For the one-year period ended December 31, 2021, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 52nd percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, delivered a gross return that trailed their benchmarks by 0.1%. Over the longer-term, the Committee noted that, on an asset-weighted basis, the Putnam funds delivered strong aggregate performance relative to their Lipper peers over the three-, five- and ten-year periods ended December 31, 2021, ranking in the 31st, 29th and 21st percentiles, respectively, and that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of those periods.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In particular, the Trustees considered The Putnam Fund complex’s performance as reported in the Barron’s/Lipper Fund Families survey (the “Survey”), which ranks mutual fund companies based on their performance across a variety of asset types. The Trustees noted that The Putnam Fund complex continued to rank highly in the Survey, especially over the longer-term, with The Putnam Funds ranking as the 6th best performing mutual fund complex out of 45 complexes for the ten-year period and 13th out of 49 complexes for the five-year period. The Trustees noted that 2021 marked the fifth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also

44 Putnam VT Income Fund

considered that The Putnam Fund complex’s Survey performance over the one-year period was solid, with The Putnam Funds ranking 27th out of 51 complexes. In addition to the Survey, the Trustees also considered the Putnam funds’ ratings assigned by Morningstar Inc., noting that 25 of the funds were four- or five-star rated at the end of 2021 (representing a decrease of one fund year-over-year) and that this included nine funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2021 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group Lipper VP (Underlying Funds) — Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2021 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
4th	4th	2nd

Over the one-year, three-year and five-year periods ended December 31, 2021, there were 118, 114 and 104 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year and three-year periods ended December 31, 2021 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance over those periods was driven by disappointing performance in 2021 and, to a lesser extent, in 2020. The Trustees observed that significant underperformance in the securitized products sector in 2021 had contributed to the fund’s disappointing results, noting that prepayment strategies had suffered as a result of significantly elevated refinancing (given strong home price appreciation and low interest rates) relative to expectations. The Trustees considered that the fund’s underperformance was also driven by significant underperformance in the securitized products sector in 2020, which resulted from the outsized impact of the COVID-19 pandemic on the commercial mortgage sector. In addition, the Trustees considered the negative impact that the fund’s term structure strategies had on performance in 2021.

The Trustees noted Putnam Management’s observation that term structure strategies positively contributed to the fund’s performance over the three-year period ended December 31, 2021 and that the fund’s exposure to corporate credit generated excess return over that same period. The Trustees considered Putnam Management’s observation that a number of the investment strategies that had detracted from the fund’s performance had begun to recover as of March 31, 2022. The Trustees also considered that the fund had strong performance year to date relative to its peers, as of March 31, 2022. In addition, the Trustees considered the changes to the fund’s portfolio management team in 2021. The Trustees noted that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2021 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that Putnam Management has made changes in light of subpar investment performance when warranted. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and

Putnam VT Income Fund 45

PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

46 Putnam VT Income Fund

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Putnam VT Income Fund 47

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48 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2022. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2021 through December 2021. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2021. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisor	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 49

This report has been prepared for the shareholders
of Putnam VT Income Fund.	VTSA035 330254 8/22

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 26, 2022